UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Series Large Cap Value Index Fund (formerly Fidelity® Series 1000 Value Index Fund) Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	2.9
Exxon Mobil Corp.	2.6
Berkshire Hathaway, Inc. Class B	2.5
Bank of America Corp.	2.2
Johnson & Johnson	2.2
Wells Fargo & Co.	1.9
Chevron Corp.	1.8
AT&T, Inc.	1.7
Pfizer, Inc.	1.7
Intel Corp.	1.7
21.2

Top Market Sectors as of July 31, 2018

% of fund's net assets
Financials	23.6
Health Care	14.3
Energy	10.8
Information Technology	9.7
Consumer Discretionary	8.2
Industrials	8.1
Consumer Staples	7.2
Utilities	5.6
Real Estate	4.7
Materials	4.1

Asset Allocation (% of fund's net assets)

As of July 31, 2018*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments – 5.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.3%
Adient PLC	26,620	$1,267,911
Aptiv PLC	9,954	976,189
BorgWarner, Inc.	59,549	2,740,445
Gentex Corp.	24,852	576,566
Lear Corp.	16,870	3,038,793
The Goodyear Tire & Rubber Co.	68,402	1,656,012
Visteon Corp. (a)	3,074	359,904
		10,615,820
Automobiles - 0.7%
Ford Motor Co.	1,111,569	11,160,153
General Motors Co.	373,092	14,143,918
Harley-Davidson, Inc.	47,409	2,033,372
Thor Industries, Inc.	2,427	230,201
		27,567,644
Distributors - 0.2%
Genuine Parts Co.	40,709	3,961,393
LKQ Corp. (a)	73,186	2,453,195
		6,414,588
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,447	261,805
Graham Holdings Co.	1,196	668,564
H&R Block, Inc.	48,808	1,228,009
Service Corp. International	26,844	1,056,311
		3,214,689
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	69,552	2,796,686
Caesars Entertainment Corp. (a)(b)	169,071	1,910,502
Carnival Corp.	115,447	6,839,080
Darden Restaurants, Inc.	17,497	1,871,129
Extended Stay America, Inc. unit	21,594	459,736
Hyatt Hotels Corp. Class A	12,946	1,012,766
International Game Technology PLC (b)	26,468	669,111
Las Vegas Sands Corp.	39,566	2,844,795
McDonald's Corp.	180,495	28,435,182
MGM Mirage, Inc.	134,673	4,224,692
Norwegian Cruise Line Holdings Ltd. (a)	58,386	2,921,052
Royal Caribbean Cruises Ltd.	48,020	5,414,735
U.S. Foods Holding Corp. (a)	57,705	1,951,006
Yum China Holdings, Inc.	96,518	3,482,369
Yum! Brands, Inc.	65,225	5,171,690
		70,004,531
Household Durables - 0.5%
D.R. Horton, Inc.	40,515	1,770,506
Garmin Ltd.	32,400	2,023,380
Leggett & Platt, Inc.	37,287	1,624,595
Lennar Corp.:
Class A	35,350	1,847,745
Class B	4,604	198,893
Mohawk Industries, Inc. (a)	17,705	3,334,914
Newell Brands, Inc.	128,376	3,362,167
PulteGroup, Inc.	50,335	1,434,044
Toll Brothers, Inc.	19,722	695,398
Whirlpool Corp.	19,722	2,585,554
		18,877,196
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	123,804	2,635,787
Leisure Products - 0.1%
Brunswick Corp.	22,292	1,433,376
Hasbro, Inc.	7,028	700,059
Mattel, Inc. (b)	76,320	1,211,198
		3,344,633
Media - 3.0%
Charter Communications, Inc. Class A (a)	14,965	4,558,040
Cinemark Holdings, Inc. (b)	30,483	1,094,949
Comcast Corp. Class A	1,301,706	46,575,041
Discovery Communications, Inc.:
Class A (a)(b)	64,588	1,716,749
Class C (non-vtg.) (a)	75,518	1,853,967
DISH Network Corp. Class A (a)	63,184	1,994,087
GCI Liberty, Inc. (a)	28,686	1,380,083
Interpublic Group of Companies, Inc.	98,190	2,214,185
John Wiley & Sons, Inc. Class A	12,626	797,332
Liberty Broadband Corp.:
Class A (a)	6,045	479,610
Class C (a)	30,826	2,449,742
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	55,010	1,939,103
Liberty Media Class A (a)(b)	8,277	277,362
Liberty SiriusXM Series A (a)	17,516	825,704
Liberty SiriusXM Series C (a)	54,837	2,589,952
Lions Gate Entertainment Corp.:
Class A	5,783	137,925
Class B	32,785	749,793
News Corp.:
Class A	106,411	1,603,614
Class B	36,877	564,218
Omnicom Group, Inc.	21,753	1,497,259
The Madison Square Garden Co. (a)	4,719	1,473,177
The Walt Disney Co.	120,617	13,697,267
Tribune Media Co. Class A	24,928	843,813
Twenty-First Century Fox, Inc.:
Class A	297,135	13,371,075
Class B	139,242	6,185,130
Viacom, Inc.:
Class A	769	26,454
Class B (non-vtg.)	103,090	2,994,765
		113,890,396
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	55,446	5,061,111
Kohl's Corp.	47,570	3,513,996
Macy's, Inc.	87,062	3,458,973
Target Corp.	152,765	12,325,080
		24,359,160
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	14,050	1,984,282
AutoNation, Inc. (a)(b)	15,789	766,240
AutoZone, Inc. (a)	958	675,898
Best Buy Co., Inc.	51,289	3,848,214
CarMax, Inc. (a)	19,966	1,491,061
Dick's Sporting Goods, Inc.	21,993	750,841
Foot Locker, Inc.	33,420	1,631,230
Gap, Inc.	58,363	1,760,812
L Brands, Inc.	53,619	1,698,114
Michaels Companies, Inc. (a)	25,965	529,946
Penske Automotive Group, Inc.	10,105	527,481
Tiffany & Co., Inc.	29,046	3,995,568
Williams-Sonoma, Inc.	18,267	1,068,437
		20,728,124
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	7,602	661,222
Michael Kors Holdings Ltd. (a)	18,796	1,254,257
PVH Corp.	21,784	3,344,280
Ralph Lauren Corp.	15,632	2,110,007
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	19,954	553,125
Tapestry, Inc.	65,839	3,102,334
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	11,413	227,918
Class C (non-vtg.) (a)(b)	14,414	270,118
VF Corp.	21,170	1,949,122
		13,472,383

TOTAL CONSUMER DISCRETIONARY		315,124,951

CONSUMER STAPLES - 7.2%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	49,393	3,309,331
PepsiCo, Inc.	45,601	5,244,115
The Coca-Cola Co.	244,102	11,382,476
		19,935,922
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	10,606	1,160,084
Kroger Co.	242,135	7,021,915
Walgreens Boots Alliance, Inc.	241,016	16,297,502
Walmart, Inc.	406,484	36,270,567
		60,750,068
Food Products - 2.1%
Archer Daniels Midland Co.	158,970	7,671,892
Bunge Ltd.	40,060	2,769,348
Campbell Soup Co. (b)	15,641	639,717
ConAgra Foods, Inc.	107,324	3,939,864
Flowers Foods, Inc.	51,087	1,042,175
General Mills, Inc.	160,196	7,378,628
Hormel Foods Corp. (b)	77,335	2,781,740
Ingredion, Inc.	20,479	2,074,523
Kellogg Co.	35,346	2,510,626
Lamb Weston Holdings, Inc.	41,703	2,930,470
McCormick & Co., Inc. (non-vtg.)	32,594	3,831,099
Mondelez International, Inc.	412,562	17,896,940
Pilgrim's Pride Corp. (a)(b)	14,579	259,798
Pinnacle Foods, Inc.	33,702	2,238,487
Post Holdings, Inc. (a)	7,880	682,093
Seaboard Corp.	75	272,850
The Hain Celestial Group, Inc. (a)	27,149	772,118
The Hershey Co.	3,583	351,886
The J.M. Smucker Co.	31,318	3,480,056
The Kraft Heinz Co.	171,608	10,339,382
TreeHouse Foods, Inc. (a)	15,425	732,533
Tyson Foods, Inc. Class A	82,782	4,772,382
		79,368,607
Household Products - 1.9%
Church & Dwight Co., Inc.	10,539	589,130
Clorox Co.	4,797	648,410
Colgate-Palmolive Co.	197,736	13,250,289
Energizer Holdings, Inc.	7,080	450,854
Kimberly-Clark Corp.	12,946	1,474,032
Procter & Gamble Co.	717,343	58,018,702
Spectrum Brands Holdings, Inc.	6,285	549,120
		74,980,537
Personal Products - 0.1%
Coty, Inc. Class A	132,596	1,778,112
Herbalife Nutrition Ltd. (a)	26,802	1,383,787
Nu Skin Enterprises, Inc. Class A	10,850	790,423
		3,952,322
Tobacco - 1.0%
Philip Morris International, Inc.	442,580	38,194,654

TOTAL CONSUMER STAPLES		277,182,110

ENERGY - 10.8%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	118,522	4,098,491
Helmerich & Payne, Inc.	30,215	1,853,690
Nabors Industries Ltd.	97,209	581,310
National Oilwell Varco, Inc.	108,741	5,286,987
Patterson-UTI Energy, Inc.	62,240	1,070,528
RPC, Inc. (b)	9,506	140,689
Schlumberger Ltd.	394,885	26,662,635
Transocean Ltd. (United States) (a)(b)	122,049	1,570,771
Weatherford International PLC (a)(b)	283,512	961,106
		42,226,207
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	97,379	7,123,274
Andeavor	40,097	6,016,956
Antero Resources Corp. (a)(b)	32,083	658,985
Apache Corp.	101,911	4,687,906
Cabot Oil & Gas Corp.	33,512	787,532
Centennial Resource Development, Inc. Class A (a)(b)	52,114	935,967
Cheniere Energy, Inc. (a)	18,158	1,153,033
Chesapeake Energy Corp. (a)(b)	255,871	1,207,711
Chevron Corp.	542,708	68,527,739
Cimarex Energy Co.	23,412	2,308,423
CNX Resources Corp. (a)	61,023	993,454
Concho Resources, Inc. (a)	48,178	7,026,761
ConocoPhillips Co.	333,579	24,074,396
Continental Resources, Inc. (a)	12,898	823,795
Devon Energy Corp.	148,731	6,694,382
Diamondback Energy, Inc.	20,679	2,728,594
Energen Corp. (a)	24,871	1,844,931
EOG Resources, Inc.	146,064	18,833,492
EQT Corp.	75,383	3,745,027
Extraction Oil & Gas, Inc. (a)(b)	31,524	476,643
Exxon Mobil Corp.	1,207,091	98,389,987
Hess Corp.	75,447	4,951,587
HollyFrontier Corp.	46,081	3,436,721
Kinder Morgan, Inc.	540,281	9,606,196
Kosmos Energy Ltd. (a)(b)	54,659	414,315
Marathon Oil Corp.	242,279	5,116,932
Marathon Petroleum Corp.	130,337	10,535,140
Murphy Oil Corp.	46,707	1,553,475
Newfield Exploration Co. (a)	36,059	1,035,614
Noble Energy, Inc.	136,612	4,930,327
Occidental Petroleum Corp.	218,254	18,318,058
ONEOK, Inc.	68,370	4,815,983
Parsley Energy, Inc. Class A (a)	22,627	711,167
PBF Energy, Inc. Class A	31,736	1,482,071
Phillips 66 Co.	119,725	14,766,882
Pioneer Natural Resources Co.	21,649	4,097,506
QEP Resources, Inc. (a)	67,253	698,759
Range Resources Corp. (b)	59,791	922,575
SM Energy Co.	31,591	869,068
Targa Resources Corp.	61,541	3,142,899
The Williams Companies, Inc.	235,884	7,017,549
Valero Energy Corp.	122,597	14,509,355
Whiting Petroleum Corp. (a)	25,520	1,267,068
WPX Energy, Inc. (a)	112,979	2,120,616
		375,358,851

TOTAL ENERGY		417,585,058

FINANCIALS - 23.6%
Banks - 12.0%
Associated Banc-Corp.	48,341	1,305,207
Bank of America Corp.	2,692,760	83,152,429
Bank of Hawaii Corp.	11,160	898,268
Bank of the Ozarks, Inc.	34,613	1,415,672
BankUnited, Inc.	29,670	1,152,976
BB&T Corp.	221,851	11,272,249
BOK Financial Corp.	7,455	725,595
CIT Group, Inc.	36,191	1,915,590
Citigroup, Inc.	726,787	52,248,717
Citizens Financial Group, Inc.	138,056	5,491,868
Comerica, Inc.	45,994	4,458,658
Commerce Bancshares, Inc.	27,129	1,812,217
Cullen/Frost Bankers, Inc.	16,302	1,801,208
East West Bancorp, Inc.	38,069	2,464,587
Fifth Third Bancorp	195,147	5,774,400
First Citizen Bancshares, Inc.	2,235	909,243
First Hawaiian, Inc.	19,601	553,924
First Horizon National Corp.	92,233	1,650,048
First Republic Bank	45,699	4,517,803
FNB Corp., Pennsylvania	92,369	1,185,094
Huntington Bancshares, Inc.	312,188	4,820,183
JPMorgan Chase & Co.	965,352	110,967,203
KeyCorp	300,899	6,279,762
M&T Bank Corp.	41,275	7,155,021
PacWest Bancorp	35,667	1,791,197
Peoples United Financial, Inc.	98,974	1,804,296
Pinnacle Financial Partners, Inc.	11,900	743,750
PNC Financial Services Group, Inc.	133,665	19,358,702
Popular, Inc.	28,686	1,423,686
Prosperity Bancshares, Inc.	19,024	1,334,534
Regions Financial Corp.	319,748	5,950,510
Signature Bank	5,685	623,701
Sterling Bancorp	63,472	1,409,078
SunTrust Banks, Inc.	132,276	9,533,131
SVB Financial Group (a)	3,487	1,073,578
Synovus Financial Corp.	30,605	1,512,499
TCF Financial Corp.	47,072	1,181,978
Texas Capital Bancshares, Inc. (a)	4,936	448,189
U.S. Bancorp	438,017	23,219,281
Umpqua Holdings Corp.	61,742	1,315,105
Webster Financial Corp.	26,116	1,685,265
Wells Fargo & Co.	1,251,437	71,694,826
Western Alliance Bancorp. (a)	11,238	637,419
Wintrust Financial Corp.	15,980	1,401,925
Zions Bancorporation	55,427	2,865,576
		464,936,148
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	15,412	2,466,074
Ameriprise Financial, Inc.	34,475	5,021,973
Bank of New York Mellon Corp.	266,256	14,236,708
BGC Partners, Inc. Class A	74,317	798,165
BlackRock, Inc. Class A	35,082	17,637,826
Brighthouse Financial, Inc.	34,167	1,483,873
Cboe Global Markets, Inc.	2,283	221,748
CME Group, Inc.	88,052	14,010,834
E*TRADE Financial Corp. (a)	58,251	3,483,992
Franklin Resources, Inc.	90,133	3,093,365
Goldman Sachs Group, Inc.	100,812	23,935,793
Interactive Brokers Group, Inc.	1,702	101,882
IntercontinentalExchange, Inc.	78,564	5,806,665
Invesco Ltd.	115,436	3,115,618
Lazard Ltd. Class A	2,927	158,936
Legg Mason, Inc.	23,849	813,966
Morgan Stanley	355,468	17,972,462
Northern Trust Corp.	42,469	4,638,464
Raymond James Financial, Inc.	26,358	2,414,129
State Street Corp.	96,673	8,537,193
T. Rowe Price Group, Inc.	4,724	562,534
The NASDAQ OMX Group, Inc.	33,379	3,050,841
		133,563,041
Consumer Finance - 0.9%
Ally Financial, Inc.	122,629	3,281,552
American Express Co.	64,210	6,390,179
Capital One Financial Corp.	127,306	12,007,502
Credit Acceptance Corp. (a)(b)	271	103,956
Discover Financial Services	53,763	3,839,216
Navient Corp.	74,403	982,864
OneMain Holdings, Inc. (a)	20,233	672,747
Santander Consumer U.S.A. Holdings, Inc.	28,578	549,841
SLM Corp. (a)	123,934	1,399,215
Synchrony Financial	140,327	4,061,063
		33,288,135
Diversified Financial Services - 2.6%
AXA Equitable Holdings, Inc. (b)	39,085	859,479
Berkshire Hathaway, Inc. Class B (a)	482,384	95,449,322
Jefferies Financial Group, Inc.	88,320	2,141,760
Voya Financial, Inc.	44,614	2,253,899
		100,704,460
Insurance - 4.3%
AFLAC, Inc.	217,559	10,125,196
Alleghany Corp.	3,706	2,332,075
Allstate Corp.	99,932	9,505,532
American Financial Group, Inc.	20,455	2,305,074
American International Group, Inc.	219,104	12,096,732
American National Insurance Co.	2,116	272,943
Arch Capital Group Ltd. (a)	92,670	2,831,995
Arthur J. Gallagher & Co.	51,363	3,664,750
Aspen Insurance Holdings Ltd.	16,710	675,920
Assurant, Inc.	14,925	1,646,228
Assured Guaranty Ltd.	31,402	1,222,166
Athene Holding Ltd. (a)	45,177	2,072,269
Axis Capital Holdings Ltd.	20,843	1,178,880
Brown & Brown, Inc.	61,698	1,805,283
Chubb Ltd.	131,985	18,440,944
Cincinnati Financial Corp.	43,724	3,306,846
CNA Financial Corp.	8,092	378,544
Erie Indemnity Co. Class A	1,692	210,214
Everest Re Group Ltd.	6,965	1,520,808
First American Financial Corp.	30,884	1,729,504
FNF Group	75,162	3,044,061
Hanover Insurance Group, Inc.	12,075	1,514,447
Hartford Financial Services Group, Inc.	101,764	5,362,963
Lincoln National Corp.	62,134	4,231,325
Loews Corp.	79,994	4,062,095
Markel Corp. (a)	3,527	4,126,590
Marsh & McLennan Companies, Inc.	76,992	6,418,053
Mercury General Corp.	7,804	401,360
MetLife, Inc.	245,848	11,245,088
Old Republic International Corp.	80,641	1,718,460
Principal Financial Group, Inc.	80,495	4,675,150
Prudential Financial, Inc.	119,551	12,063,891
Reinsurance Group of America, Inc.	18,342	2,595,393
RenaissanceRe Holdings Ltd.	10,331	1,362,142
The Travelers Companies, Inc.	61,874	8,052,282
Torchmark Corp.	29,995	2,641,660
Unum Group	59,623	2,368,822
W.R. Berkley Corp.	27,053	2,050,888
White Mountains Insurance Group Ltd.	869	793,423
Willis Group Holdings PLC	37,471	5,973,627
XL Group Ltd.	46,208	2,598,276
		164,621,899
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	119,535	2,327,346
Annaly Capital Management, Inc.	329,178	3,528,788
Chimera Investment Corp.	52,962	1,011,574
MFA Financial, Inc.	112,971	909,417
New Residential Investment Corp.	94,979	1,699,174
Starwood Property Trust, Inc.	72,486	1,655,580
Two Harbors Investment Corp.	69,843	1,082,567
		12,214,446
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	135,877	1,463,395
TFS Financial Corp.	10,534	160,327
		1,623,722

TOTAL FINANCIALS		910,951,851

HEALTH CARE - 14.3%
Biotechnology - 0.4%
Agios Pharmaceuticals, Inc. (a)(b)	970	83,818
Alexion Pharmaceuticals, Inc. (a)	10,390	1,381,454
Alnylam Pharmaceuticals, Inc. (a)	2,940	279,300
Amgen, Inc.	11,167	2,194,874
Biogen, Inc. (a)	3,130	1,046,578
bluebird bio, Inc. (a)	4,526	701,077
Gilead Sciences, Inc.	94,090	7,323,025
United Therapeutics Corp. (a)	12,236	1,503,927
		14,514,053
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	487,503	31,950,947
Baxter International, Inc.	126,529	9,167,026
Becton, Dickinson & Co.	68,601	17,175,632
Boston Scientific Corp. (a)	90,702	3,048,494
Danaher Corp.	176,089	18,063,210
Dentsply Sirona, Inc.	63,663	3,062,827
Hill-Rom Holdings, Inc.	6,563	618,235
Hologic, Inc. (a)	77,243	3,314,497
Integra LifeSciences Holdings Corp. (a)	4,588	285,970
Medtronic PLC	385,522	34,785,650
Steris PLC	23,847	2,729,766
Teleflex, Inc.	10,497	2,862,637
The Cooper Companies, Inc.	11,583	3,017,372
West Pharmaceutical Services, Inc.	16,013	1,755,825
Zimmer Biomet Holdings, Inc.	57,971	7,276,520
		139,114,608
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(b)	24,627	972,274
Aetna, Inc.	58,125	10,950,169
Anthem, Inc.	72,764	18,409,292
Cardinal Health, Inc.	88,466	4,418,877
Centene Corp. (a)	6,706	873,993
Cigna Corp.	40,470	7,261,127
CVS Health Corp.	289,534	18,779,175
DaVita HealthCare Partners, Inc. (a)	18,516	1,301,304
Envision Healthcare Corp. (a)	27,427	1,213,919
Express Scripts Holding Co. (a)	146,811	11,665,602
HCA Holdings, Inc.	22,645	2,813,188
Henry Schein, Inc. (a)	37,223	2,955,878
Humana, Inc.	1,999	628,046
Laboratory Corp. of America Holdings (a)	27,325	4,791,166
McKesson Corp.	51,404	6,456,342
MEDNAX, Inc. (a)	26,309	1,125,762
Molina Healthcare, Inc. (a)	2,697	280,731
Premier, Inc. (a)(b)	10,049	375,833
Quest Diagnostics, Inc.	38,626	4,160,793
Universal Health Services, Inc. Class B	24,089	2,941,267
Wellcare Health Plans, Inc. (a)	869	232,388
		102,607,126
Health Care Technology - 0.1%
Cerner Corp. (a)	49,926	3,099,406
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	91,791	6,061,878
Bio-Rad Laboratories, Inc. Class A (a)	6,020	1,846,033
Bruker Corp.	17,096	553,910
Charles River Laboratories International, Inc. (a)	3,816	474,329
PerkinElmer, Inc.	31,323	2,480,155
QIAGEN NV (a)	63,105	2,279,353
Quintiles Transnational Holdings, Inc. (a)	46,368	5,654,114
Thermo Fisher Scientific, Inc.	107,494	25,210,568
Waters Corp. (a)	1,570	309,714
		44,870,054
Pharmaceuticals - 6.4%
Allergan PLC	96,536	17,771,312
Bristol-Myers Squibb Co.	218,139	12,815,666
Catalent, Inc. (a)	29,294	1,221,560
Eli Lilly & Co.	105,469	10,421,392
Jazz Pharmaceuticals PLC (a)	1,384	239,543
Johnson & Johnson	627,323	83,132,844
Merck & Co., Inc.	715,899	47,156,267
Mylan NV (a)	146,180	5,453,976
Perrigo Co. PLC	36,811	2,964,022
Pfizer, Inc.	1,653,323	66,017,187
		247,193,769

TOTAL HEALTH CARE		551,399,016

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Arconic, Inc.	123,137	2,670,842
Curtiss-Wright Corp.	11,547	1,536,097
General Dynamics Corp.	40,596	8,109,457
Hexcel Corp.	20,089	1,386,342
Huntington Ingalls Industries, Inc.	1,793	417,859
L3 Technologies, Inc.	22,277	4,777,080
Lockheed Martin Corp.	6,144	2,003,558
Rockwell Collins, Inc.	40,381	5,612,555
Teledyne Technologies, Inc. (a)	10,060	2,207,365
Textron, Inc.	60,773	4,148,973
United Technologies Corp.	213,345	28,959,450
		61,829,578
Airlines - 0.7%
Alaska Air Group, Inc.	34,202	2,148,912
American Airlines Group, Inc.	119,531	4,726,256
Copa Holdings SA Class A	8,880	864,379
Delta Air Lines, Inc.	138,371	7,530,150
JetBlue Airways Corp. (a)	89,991	1,619,838
Southwest Airlines Co.	43,780	2,546,245
United Continental Holdings, Inc. (a)	70,812	5,693,285
		25,129,065
Building Products - 0.4%
Allegion PLC	4,456	363,342
Fortune Brands Home & Security, Inc.	24,261	1,407,138
Johnson Controls International PLC	263,185	9,872,069
Lennox International, Inc.	677	146,963
Masco Corp.	28,014	1,129,805
Owens Corning	31,197	1,941,077
USG Corp. (a)	23,216	1,003,396
		15,863,790
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	14,646	833,797
KAR Auction Services, Inc.	2,269	134,892
Republic Services, Inc.	58,528	4,242,109
Stericycle, Inc. (a)	23,593	1,648,207
Waste Management, Inc.	18,686	1,681,740
		8,540,745
Construction & Engineering - 0.2%
AECOM (a)	45,467	1,525,873
Fluor Corp.	39,924	2,046,105
Jacobs Engineering Group, Inc.	36,298	2,454,834
Quanta Services, Inc. (a)	30,217	1,029,493
Valmont Industries, Inc.	6,289	878,259
		7,934,564
Electrical Equipment - 0.6%
Acuity Brands, Inc.	11,575	1,609,272
AMETEK, Inc.	52,529	4,086,756
Eaton Corp. PLC	124,426	10,348,510
Emerson Electric Co.	51,835	3,746,634
Fortive Corp.	7,154	587,200
GrafTech International Ltd.	10,802	229,002
Hubbell, Inc. Class B	5,026	619,455
Regal Beloit Corp.	12,459	1,070,851
Sensata Technologies, Inc. PLC (a)	21,936	1,192,660
		23,490,340
Industrial Conglomerates - 1.6%
3M Co.	27,109	5,755,783
Carlisle Companies, Inc.	16,955	2,082,752
General Electric Co.	2,455,988	33,475,116
Honeywell International, Inc.	80,465	12,846,237
ITT, Inc.	24,931	1,412,840
Roper Technologies, Inc.	23,479	7,088,310
		62,661,038
Machinery - 1.4%
AGCO Corp.	18,963	1,195,048
Apergy Corp. (a)	22,100	906,100
Caterpillar, Inc.	13,403	1,927,351
Colfax Corp. (a)	25,426	821,260
Crane Co.	14,249	1,290,532
Cummins, Inc.	27,780	3,967,262
Donaldson Co., Inc.	2,544	121,349
Dover Corp.	43,172	3,582,413
Flowserve Corp.	37,270	1,652,179
Gardner Denver Holdings, Inc. (a)	20,419	584,188
Gates Industrial Corp. PLC (a)	12,063	187,821
IDEX Corp.	1,125	172,778
Ingersoll-Rand PLC	32,361	3,187,882
Middleby Corp. (a)(b)	6,392	655,052
Nordson Corp.	1,021	136,926
Oshkosh Corp.	20,950	1,576,488
PACCAR, Inc.	97,738	6,423,341
Parker Hannifin Corp.	30,963	5,234,295
Pentair PLC	45,820	2,045,863
Snap-On, Inc.	15,969	2,708,183
Stanley Black & Decker, Inc.	43,986	6,574,587
Terex Corp.	19,383	855,178
Timken Co.	19,548	962,739
Trinity Industries, Inc.	41,851	1,594,523
Wabtec Corp. (b)	15,653	1,726,839
Xylem, Inc.	22,528	1,724,744
		51,814,921
Marine - 0.0%
Kirby Corp. (a)	16,772	1,399,623
Professional Services - 0.4%
Dun & Bradstreet Corp.	5,980	752,822
Equifax, Inc.	24,800	3,112,400
IHS Markit Ltd. (a)	110,835	5,877,580
Manpower, Inc.	18,683	1,742,377
Nielsen Holdings PLC	101,486	2,391,010
		13,876,189
Road & Rail - 0.9%
AMERCO	2,001	754,537
CSX Corp.	125,950	8,902,146
Genesee & Wyoming, Inc. Class A (a)	13,366	1,149,476
Kansas City Southern	29,125	3,386,364
Knight-Swift Transportation Holdings, Inc. Class A	36,657	1,193,185
Norfolk Southern Corp.	80,412	13,589,628
Ryder System, Inc.	14,812	1,159,780
Schneider National, Inc. Class B	11,382	297,525
Union Pacific Corp.	17,767	2,663,096
		33,095,737
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	25,594	1,125,112
HD Supply Holdings, Inc. (a)	36,999	1,627,216
MSC Industrial Direct Co., Inc. Class A	7,016	593,764
Univar, Inc. (a)	28,068	771,589
Watsco, Inc.	1,682	290,162
WESCO International, Inc. (a)	13,391	816,851
		5,224,694
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	22,617	1,027,038

TOTAL INDUSTRIALS		311,887,322

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.8%
Arris International PLC (a)	49,677	1,254,841
Cisco Systems, Inc.	1,374,050	58,108,575
CommScope Holding Co., Inc. (a)	54,037	1,735,128
EchoStar Holding Corp. Class A (a)	13,614	612,494
Juniper Networks, Inc.	98,327	2,589,933
Motorola Solutions, Inc.	40,927	4,964,445
		69,265,416
Electronic Equipment & Components - 0.7%
ADT, Inc. (b)	29,376	264,678
Arrow Electronics, Inc. (a)	24,775	1,878,936
Avnet, Inc.	33,347	1,462,266
Coherent, Inc. (a)	1,992	314,856
Corning, Inc.	232,769	7,723,275
Dell Technologies, Inc. (a)	52,761	4,881,448
Dolby Laboratories, Inc. Class A	17,213	1,109,378
FLIR Systems, Inc.	34,832	2,041,155
Jabil, Inc.	47,657	1,342,498
Keysight Technologies, Inc. (a)	53,292	3,090,936
Littelfuse, Inc.	1,134	245,874
National Instruments Corp.	5,967	261,414
Trimble, Inc. (a)	71,007	2,506,547
		27,123,261
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	2,778	209,072
eBay, Inc. (a)	208,591	6,977,369
LogMeIn, Inc.	4,978	403,467
Zillow Group, Inc.:
Class A (a)	4,911	276,833
Class C (a)(b)	8,438	469,997
		8,336,738
IT Services - 1.2%
Amdocs Ltd.	40,674	2,748,749
Booz Allen Hamilton Holding Corp. Class A	2,096	99,078
Cognizant Technology Solutions Corp. Class A	16,287	1,327,391
Conduent, Inc. (a)	54,230	973,971
CoreLogic, Inc. (a)	8,699	423,641
DXC Technology Co.	81,254	6,885,464
Euronet Worldwide, Inc. (a)	6,959	639,810
Fidelity National Information Services, Inc.	85,889	8,857,733
Genpact Ltd.	27,090	822,994
IBM Corp.	73,543	10,658,587
Leidos Holdings, Inc.	40,715	2,785,720
Sabre Corp.	13,165	324,122
Teradata Corp. (a)	9,896	378,918
The Western Union Co.	95,020	1,915,603
Worldpay, Inc. (a)	75,731	6,224,331
		45,066,112
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	88,555	8,513,678
Broadcom, Inc.	49,257	10,923,725
Cypress Semiconductor Corp.	31,026	552,573
First Solar, Inc. (a)	23,319	1,220,750
Intel Corp.	1,329,258	63,937,310
Marvell Technology Group Ltd.	113,360	2,415,702
Micron Technology, Inc. (a)	71,545	3,776,861
NXP Semiconductors NV (a)	92,765	8,844,215
Qorvo, Inc. (a)	35,952	2,939,436
Qualcomm, Inc.	422,416	27,072,641
Skyworks Solutions, Inc.	15,114	1,429,482
Teradyne, Inc.	45,724	1,977,563
		133,603,936
Software - 1.6%
Aspen Technology, Inc. (a)	1,092	104,603
Autodesk, Inc. (a)	10,005	1,285,042
CA Technologies, Inc.	89,330	3,949,279
FireEye, Inc. (a)	17,586	273,111
Microsoft Corp.	114,437	12,139,477
Nuance Communications, Inc. (a)	83,716	1,236,485
Oracle Corp.	739,203	35,245,199
SS&C Technologies Holdings, Inc.	4,080	216,526
Symantec Corp.	176,206	3,562,885
Synopsys, Inc. (a)	38,180	3,414,437
Take-Two Interactive Software, Inc. (a)	13,088	1,479,206
Zynga, Inc. (a)	218,092	826,569
		63,732,819
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	442,076	6,825,653
HP, Inc.	467,888	10,798,855
NCR Corp. (a)	6,009	167,771
Western Digital Corp.	85,307	5,984,286
Xerox Corp.	63,489	1,648,809
		25,425,374

TOTAL INFORMATION TECHNOLOGY		372,553,656

MATERIALS - 4.1%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	62,428	10,248,805
Albemarle Corp. U.S. (b)	31,355	2,953,641
Ashland Global Holdings, Inc.	17,737	1,456,385
Axalta Coating Systems Ltd. (a)	36,859	1,114,985
Cabot Corp.	17,275	1,141,878
Celanese Corp. Class A	14,142	1,670,312
CF Industries Holdings, Inc.	66,370	2,948,155
DowDuPont, Inc.	661,512	45,492,180
Eastman Chemical Co.	40,564	4,203,242
Ecolab, Inc.	39,760	5,594,232
FMC Corp.	22,633	2,034,254
Huntsman Corp.	62,094	2,082,012
International Flavors & Fragrances, Inc.	12,966	1,721,366
LyondellBasell Industries NV Class A	47,725	5,287,453
NewMarket Corp.	134	54,865
Olin Corp.	47,491	1,401,459
Platform Specialty Products Corp. (a)	31,644	391,120
PPG Industries, Inc.	66,351	7,342,402
Praxair, Inc.	8,676	1,453,230
RPM International, Inc.	29,790	1,917,582
The Mosaic Co.	99,924	3,008,712
The Scotts Miracle-Gro Co. Class A	5,779	459,026
Valvoline, Inc.	55,728	1,258,896
W.R. Grace & Co.	4,908	362,505
Westlake Chemical Corp.	679	72,802
		105,671,499
Construction Materials - 0.1%
Eagle Materials, Inc.	1,478	146,839
Martin Marietta Materials, Inc.	1,498	298,731
nVent Electric PLC	45,787	1,254,564
Vulcan Materials Co.	2,268	254,016
		1,954,150
Containers & Packaging - 0.6%
Aptargroup, Inc.	17,696	1,812,601
Ardagh Group SA	4,868	77,255
Ball Corp.	97,843	3,812,942
Bemis Co., Inc.	25,766	1,182,917
Berry Global Group, Inc. (a)	18,683	912,665
Graphic Packaging Holding Co.	73,061	1,061,576
International Paper Co.	104,533	5,616,558
Owens-Illinois, Inc. (a)	45,883	857,094
Sealed Air Corp.	20,578	906,872
Silgan Holdings, Inc.	14,509	399,143
Sonoco Products Co.	27,986	1,562,179
WestRock Co.	72,310	4,192,534
		22,394,336
Metals & Mining - 0.7%
Alcoa Corp. (a)	53,166	2,300,493
Freeport-McMoRan, Inc.	411,941	6,797,027
Newmont Mining Corp.	151,731	5,565,493
Nucor Corp.	90,554	6,060,779
Reliance Steel & Aluminum Co.	19,973	1,801,565
Royal Gold, Inc.	10,902	922,418
Steel Dynamics, Inc.	54,541	2,568,336
United States Steel Corp.	50,164	1,827,475
		27,843,586
Paper & Forest Products - 0.0%
Domtar Corp.	17,817	859,136

TOTAL MATERIALS		158,722,707

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	26,681	3,400,227
American Campus Communities, Inc.	38,764	1,599,015
American Homes 4 Rent Class A	73,531	1,627,976
Apartment Investment & Management Co. Class A	44,437	1,895,238
Apple Hospitality (REIT), Inc.	61,655	1,109,173
AvalonBay Communities, Inc.	39,270	6,944,900
Boston Properties, Inc.	43,961	5,518,424
Brandywine Realty Trust (SBI)	50,076	825,753
Brixmor Property Group, Inc.	85,846	1,518,616
Camden Property Trust (SBI)	25,269	2,339,657
Colony NorthStar, Inc. (b)	130,884	806,245
Columbia Property Trust, Inc.	33,699	781,143
Corporate Office Properties Trust (SBI)	29,087	865,047
Crown Castle International Corp.	29,004	3,214,513
CubeSmart	51,760	1,571,434
CyrusOne, Inc.	27,895	1,727,258
DCT Industrial Trust, Inc.	26,775	1,790,444
DDR Corp.	43,488	595,786
Digital Realty Trust, Inc.	58,509	7,104,163
Douglas Emmett, Inc.	45,689	1,774,561
Duke Realty Corp.	101,505	2,955,826
Empire State Realty Trust, Inc.	38,417	640,411
EPR Properties	21,050	1,399,615
Equity Commonwealth (a)	33,355	1,075,365
Equity Residential (SBI)	102,114	6,681,319
Essex Property Trust, Inc.	18,706	4,497,858
Extra Space Storage, Inc.	4,622	434,329
Federal Realty Investment Trust (SBI)	20,729	2,601,490
Forest City Realty Trust, Inc. Class A	60,588	1,512,882
Gaming & Leisure Properties	36,549	1,327,460
General Growth Properties, Inc.	176,923	3,771,998
HCP, Inc.	133,832	3,466,249
Healthcare Trust of America, Inc.	58,049	1,585,899
Highwoods Properties, Inc. (SBI)	28,943	1,421,391
Hospitality Properties Trust (SBI)	46,336	1,309,919
Host Hotels & Resorts, Inc.	208,401	4,363,917
Hudson Pacific Properties, Inc.	38,507	1,319,250
Invitation Homes, Inc.	84,965	1,963,541
Iron Mountain, Inc.	80,832	2,838,012
JBG SMITH Properties	29,156	1,064,194
Kilroy Realty Corp.	27,582	2,012,107
Kimco Realty Corp.	115,688	1,930,833
Lamar Advertising Co. Class A	2,213	162,943
Liberty Property Trust (SBI)	42,055	1,802,477
Life Storage, Inc.	12,296	1,179,924
Medical Properties Trust, Inc.	103,477	1,491,104
Mid-America Apartment Communities, Inc.	32,260	3,251,163
National Retail Properties, Inc.	43,648	1,947,137
Omega Healthcare Investors, Inc.	51,027	1,514,992
Outfront Media, Inc.	39,673	843,051
Paramount Group, Inc.	59,023	911,315
Park Hotels & Resorts, Inc.	57,141	1,787,370
Prologis, Inc.	150,887	9,901,205
Rayonier, Inc.	36,713	1,285,322
Realty Income Corp.	80,922	4,513,020
Regency Centers Corp.	43,207	2,749,261
Retail Properties America, Inc.	62,446	783,697
Senior Housing Properties Trust (SBI)	67,028	1,195,780
Simon Property Group, Inc.	7,184	1,265,893
SL Green Realty Corp.	24,296	2,505,161
Spirit Realty Capital, Inc.	121,775	1,019,257
Store Capital Corp.	50,784	1,394,021
Sun Communities, Inc.	22,189	2,151,445
The Macerich Co.	38,692	2,285,150
UDR, Inc.	75,520	2,906,010
Uniti Group, Inc. (b)	46,931	829,740
Ventas, Inc.	101,313	5,712,027
VEREIT, Inc.	275,925	2,105,308
Vornado Realty Trust	49,051	3,527,748
Weingarten Realty Investors (SBI)	34,040	1,028,689
Welltower, Inc.	105,955	6,632,783
Weyerhaeuser Co.	215,550	7,367,499
WP Carey, Inc.	30,148	1,971,076
		175,205,006
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	46,939	2,337,562
Howard Hughes Corp. (a)	6,583	892,326
Jones Lang LaSalle, Inc.	12,903	2,206,542
Realogy Holdings Corp. (b)	36,113	789,791
Retail Value, Inc. (a)	4,253	140,519
VICI Properties, Inc.	77,592	1,578,997
		7,945,737

TOTAL REAL ESTATE		183,150,743

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	2,071,070	66,212,108
CenturyLink, Inc.	272,223	5,109,626
Verizon Communications, Inc.	1,178,617	60,863,782
		132,185,516
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	183,309	995,368
T-Mobile U.S., Inc. (a)	30,346	1,820,760
Telephone & Data Systems, Inc.	27,828	702,657
U.S. Cellular Corp. (a)	3,739	128,472
		3,647,257

TOTAL TELECOMMUNICATION SERVICES		135,832,773

UTILITIES - 5.6%
Electric Utilities - 3.3%
Alliant Energy Corp.	65,980	2,835,161
American Electric Power Co., Inc.	140,426	9,989,906
Duke Energy Corp.	199,789	16,306,778
Edison International	90,458	6,027,217
Entergy Corp.	51,476	4,183,969
Evergy, Inc.	77,118	4,325,549
Eversource Energy	90,137	5,473,119
Exelon Corp.	274,660	11,673,050
FirstEnergy Corp.	135,835	4,812,634
Hawaiian Electric Industries, Inc.	30,920	1,087,456
NextEra Energy, Inc.	134,143	22,474,318
OGE Energy Corp.	56,790	2,058,070
PG&E Corp.	147,170	6,340,084
Pinnacle West Capital Corp.	31,801	2,557,754
PPL Corp.	199,407	5,736,939
Southern Co.	288,377	14,015,122
Vistra Energy Corp. (a)	116,617	2,635,544
Xcel Energy, Inc.	144,815	6,786,031
		129,318,701
Gas Utilities - 0.2%
Atmos Energy Corp.	30,959	2,844,203
National Fuel Gas Co.	23,112	1,241,114
UGI Corp.	49,126	2,610,556
		6,695,873
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	89,516	2,834,972
The AES Corp.	188,139	2,513,537
		5,348,509
Multi-Utilities - 1.8%
Ameren Corp.	69,235	4,296,724
Avangrid, Inc.	16,015	801,711
CenterPoint Energy, Inc.	122,852	3,498,825
CMS Energy Corp.	80,159	3,874,886
Consolidated Edison, Inc.	88,560	6,990,041
Dominion Resources, Inc.	185,533	13,304,571
DTE Energy Co.	51,452	5,584,600
MDU Resources Group, Inc.	55,280	1,603,120
NiSource, Inc.	103,212	2,702,090
Public Service Enterprise Group, Inc.	143,612	7,404,635
SCANA Corp.	40,557	1,621,874
Sempra Energy	75,262	8,699,535
Vectren Corp.	23,675	1,692,052
WEC Energy Group, Inc.	89,831	5,962,083
		68,036,747
Water Utilities - 0.2%
American Water Works Co., Inc.	50,730	4,476,923
Aqua America, Inc.	50,785	1,875,998
		6,352,921

TOTAL UTILITIES		215,752,751

TOTAL COMMON STOCKS
(Cost $3,232,842,234)		3,850,142,938

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.96% (c)	3,985,784	3,986,581
Fidelity Securities Lending Cash Central Fund 1.97% (c)(d)	31,888,345	31,891,534
TOTAL MONEY MARKET FUNDS
(Cost $35,878,122)		35,878,115
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,268,720,356)		3,886,021,053
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(25,479,084)
NET ASSETS - 100%		$3,860,541,969

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	77	Sept. 2018	$10,845,835	$154,760	$154,760

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$79,370
Fidelity Securities Lending Cash Central Fund	56,481
Total	$135,851

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$315,124,951	$315,124,951	$--	$--
Consumer Staples	277,182,110	277,182,110	--	--
Energy	417,585,058	417,585,058	--	--
Financials	910,951,851	910,951,851	--	--
Health Care	551,399,016	551,399,016	--	--
Industrials	311,887,322	311,887,322	--	--
Information Technology	372,553,656	372,553,656	--	--
Materials	158,722,707	158,722,707	--	--
Real Estate	183,150,743	183,150,743	--	--
Telecommunication Services	135,832,773	135,832,773	--	--
Utilities	215,752,751	215,752,751	--	--
Money Market Funds	35,878,115	35,878,115	--	--
Total Investments in Securities:	$3,886,021,053	$3,886,021,053	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$154,760	$154,760	$--	$--
Total Assets	$154,760	$154,760	$--	$--
Total Derivative Instruments:	$154,760	$154,760	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$154,760	$0
Total Equity Risk	154,760	0
Total Value of Derivatives	$154,760	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,301,409) — See accompanying schedule: Unaffiliated issuers (cost $3,232,842,234)	$3,850,142,938
Fidelity Central Funds (cost $35,878,122)	35,878,115
Total Investment in Securities (cost $3,268,720,356)		$3,886,021,053
Segregated cash with brokers for derivative instruments		358,400
Receivable for investments sold		99,334,489
Receivable for fund shares sold		19,054
Dividends receivable		4,543,156
Distributions receivable from Fidelity Central Funds		14,794
Receivable for daily variation margin on futures contracts		43,847
Total assets		3,990,334,793
Liabilities
Payable for investments purchased	$284,332
Payable for fund shares redeemed	97,609,948
Other payables and accrued expenses	18,619
Collateral on securities loaned	31,879,925
Total liabilities		129,792,824
Net Assets		$3,860,541,969
Net Assets consist of:
Paid in capital		$3,147,227,091
Undistributed net investment income		46,281,879
Accumulated undistributed net realized gain (loss) on investments		49,577,542
Net unrealized appreciation (depreciation) on investments		617,455,457
Net Assets		$3,860,541,969
Net Asset Value, offering price and redemption price per share ($3,860,541,969 ÷ 297,531,245 shares)		$12.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Dividends		$46,454,754
Interest		9,054
Income from Fidelity Central Funds		135,851
Total income		46,599,659
Expenses
Custodian fees and expenses	$30,261
Independent trustees' fees and expenses	8,187
Interest	3,264
Commitment fees	5,366
Total expenses		47,078
Net investment income (loss)		46,552,581
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,239,809
Fidelity Central Funds	2,765
Futures contracts	708,914
Total net realized gain (loss)		57,951,488
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(168,036,213)
Fidelity Central Funds	(1,510)
Futures contracts	(383,991)
Total change in net unrealized appreciation (depreciation)		(168,421,714)
Net gain (loss)		(110,470,226)
Net increase (decrease) in net assets resulting from operations		$(63,917,645)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,552,581	$89,665,724
Net realized gain (loss)	57,951,488	67,820,057
Change in net unrealized appreciation (depreciation)	(168,421,714)	449,647,036
Net increase (decrease) in net assets resulting from operations	(63,917,645)	607,132,817
Distributions to shareholders from net investment income	(4,557,638)	(89,211,981)
Distributions to shareholders from net realized gain	(6,684,536)	(65,574,355)
Total distributions	(11,242,174)	(154,786,336)
Share transactions - net increase (decrease)	(88,570,477)	(28,820,316)
Total increase (decrease) in net assets	(163,730,296)	423,526,165
Net Assets
Beginning of period	4,024,272,265	3,600,746,100
End of period	$3,860,541,969	$4,024,272,265
Other Information
Undistributed net investment income end of period	$46,281,879	$4,286,936

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Value Index Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.22	$11.75	$9.68	$10.89	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.30	.26	.26	.24	.04
Net realized and unrealized gain (loss)	(.35)	1.69	2.10	(.78)	1.06	.01
Total from investment operations	(.20)	1.99	2.36	(.52)	1.30	.05
Distributions from net investment income	(.02)	(.30)	(.19)	(.26)	(.24)	(.04)
Distributions from net realized gain	(.02)	(.22)	(.10)	(.43)	(.18)	–
Total distributions	(.04)	(.52)	(.29)	(.69)	(.42)	(.04)
Net asset value, end of period	$12.98	$13.22	$11.75	$9.68	$10.89	$10.01
Total ReturnC,D	(1.53)%	17.16%	24.44%	(4.98)%	12.86%	.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	.03%	.10%	.10%	.10%	.10%G
Expenses net of fee waivers, if any	- %G,H	.03%	.10%	.10%	.10%	.10%G
Expenses net of all reductions	- %G,H	.03%	.10%	.10%	.10%	.10%G
Net investment income (loss)	2.42%G	2.39%	2.41%	2.35%	2.18%	1.91%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,860,542	$4,024,272	$1,529,003	$759,885	$852,575	$832,317
Portfolio turnover rateI	31%G	17%	16%	20%	16%	2%J

 A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Series Large Cap Value Index Fund (the Fund) (formerly Fidelity Series 1000 Value Index Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Large Cap Value Index.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$782,577,970
Gross unrealized depreciation	(170,466,303)
Net unrealized appreciation (depreciation)	$612,111,667
Tax cost	$3,274,064,146

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $586,285,488 and $633,312,244, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,367,000	2.07%	$3,264

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,366 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56,481, including $390 from securities loaned to FCM.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2018	Year ended January 31, 2018
From net investment income
Series Large Cap Value Index	$4,557,638	$86,916,367
Class F	–	2,295,614
Total	$4,557,638	$89,211,981
From net realized gain
Series Large Cap Value Index	$6,684,536	$64,338,255
Class F	–	1,236,100
Total	$6,684,536	$65,574,355

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2018	Year ended January 31, 2018	Six months ended July 31, 2018	Year ended January 31, 2018
Series Large Cap Value Index
Shares sold	10,853,270	195,535,706	$136,238,068	$2,379,540,138
Reinvestment of distributions	872,840	11,956,005	11,242,174	151,254,621
Shares redeemed	(18,532,308)	(33,319,128)	(236,050,719)	(417,036,365)
Net increase (decrease)	(6,806,198)	174,172,583	$(88,570,477)	$2,113,758,394
Class F
Shares sold	–	12,563,131	$–	$152,132,779
Reinvestment of distributions	–	291,155	–	3,531,713
Shares redeemed	–	(189,185,896)	–	(2,298,243,202)
Net increase (decrease)	–	(176,331,610)	$–	$(2,142,578,710)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Series Large Cap Value Index	- %-C
Actual		$1,000.00	$984.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Large Cap Value Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode by 0.15 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management and sub-advisory agreements. At its September 2017 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements. Based on its review, the Board concluded at its September 2017 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed sub-advisory fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 0.15 basis points than the current sub-advisory fee rate. The Board noted that FMR, and not the fund, pays the sub-advisory fee out of its management fee. The Board also considered that the Amended Contract would not result in any changes to the fund's management fee rate, and that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2017 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that would not result in any changes to the management fee rate, the Board did not consider FMR's costs of services and profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2017 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be approved.

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Fidelity® Tax-Free Bond Fund Semi-Annual Report July 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of July 31, 2018

% of fund's net assets
Illinois	17.9
Florida	11.3
Texas	11.2
New York	6.0
California	4.4

Top Five Sectors as of July 31, 2018

% of fund's net assets
General Obligations	27.5
Health Care	22.1
Transportation	17.2
Electric Utilities	8.9
Special Tax	5.6

Quality Diversification (% of fund's net assets)

As of July 31, 2018
AAA	2.9%
AA,A	76.3%
BBB	13.3%
BB and Below	1.8%
Not Rated	3.2%
Short-Term Investments and Net Other Assets	2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Alabama - 0.1%
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,628,654
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,000,000	1,003,540

TOTAL ALABAMA		3,632,194

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	4,939,962
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	$1,685,000	$1,922,871
5% 10/1/33	2,200,000	2,496,824
5% 10/1/35	1,600,000	1,810,352
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	965,000	1,025,177

TOTAL ALASKA		12,195,186

Arizona - 2.5%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,293,578
5% 6/1/27	500,000	591,955
5% 6/1/29	1,725,000	2,036,087
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,728,220
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,005,930
5.25% 10/1/23 (FSA Insured)	5,000,000	5,200,050
5.25% 10/1/26 (FSA Insured)	1,000,000	1,039,650
5.25% 10/1/28 (FSA Insured)	500,000	519,825
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.376%, tender 1/1/37 (a)(b)	1,000,000	946,730
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,215,405
5% 5/1/43	1,000,000	1,108,970
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,275,685
Series 2017, 5% 7/1/24	3,475,000	3,972,342
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	162,958
5% 7/1/48	200,000	208,762
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	12,000,000	13,686,480
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	460,719
6% 1/1/48 (c)	2,825,000	2,882,743
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	398,093
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,362,279
5% 7/1/30	1,500,000	1,770,360
5% 7/1/31	800,000	940,728
5% 7/1/32	3,250,000	3,807,700
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	11,840,000	13,040,102
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,521,331
Series 2017 B:
5% 7/1/30	4,000,000	4,665,800
5% 7/1/34	2,000,000	2,302,340
5% 7/1/35	2,000,000	2,297,280
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,561,500
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,105,230
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,825,025
5.5% 12/1/29	2,100,000	2,513,910
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	301,496
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	285,000	312,488
6.125% 10/1/52 (c)	285,000	311,166
Series 2017 B:
4% 10/1/23 (c)	4,300,000	4,326,402
6% 10/1/37 (c)	140,000	152,761

TOTAL ARIZONA		91,852,080

California - 4.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	4,867,072
Series B, 2.85%, tender 4/1/25 (a)	3,840,000	3,965,146
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,605,793
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,038,070
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	5,000	5,017
Series 2009, 6% 4/1/38	1,625,000	1,671,881
Series 2016, 5% 9/1/29	1,485,000	1,757,468
5% 8/1/20	5,000	5,016
5% 8/1/29	3,765,000	4,452,414
5.25% 12/1/33	35,000	35,111
5.25% 4/1/35	4,300,000	4,757,520
5.5% 4/1/30	5,000	5,017
5.5% 3/1/40	600,000	634,818
5.6% 3/1/36	300,000	318,213
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	45,391
Series 2013 A, 5% 8/15/52	15,070,000	16,395,407
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,944,659
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	1,400,000	1,547,504
Series 2017 C:
5% 3/1/22	2,750,000	3,058,853
5% 3/1/23	3,870,000	4,401,158
5% 3/1/26	2,860,000	3,411,866
5% 3/1/27	3,935,000	4,747,774
5% 3/1/28	4,025,000	4,794,258
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,147,050
5% 5/15/26	1,000,000	1,156,700
5% 5/15/27	1,000,000	1,149,890
5% 5/15/28	1,000,000	1,146,130
5% 5/15/32	1,250,000	1,406,675
5% 5/15/33	1,500,000	1,683,615
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (d)	1,450,000	1,685,277
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,928,391
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,886,938
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,781,450
Series 2017 A1:
5% 6/1/21	1,110,000	1,208,857
5% 6/1/22	1,555,000	1,734,074
5% 6/1/23	1,780,000	2,020,282
5% 6/1/24	1,000,000	1,127,300
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,000,000	1,107,900
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	1,000,000	1,062,580
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,374,830
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,025,210
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,268,469
5% 5/1/24	675,000	691,963
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	857,629
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/28 (FSA Insured)	1,500,000	1,761,435
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,527,420
5% 2/1/24	2,915,000	3,203,789
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	796,575
Series B:
0% 8/1/33	4,350,000	2,539,922
0% 8/1/37	8,000,000	3,848,000
0% 8/1/38	4,225,000	1,940,120
0% 8/1/39	7,220,000	3,169,219
0% 8/1/41	4,900,000	1,970,780
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,182,332
5% 9/1/30	1,370,000	1,513,220
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,327,581
5% 8/1/31	1,630,000	1,875,429
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,225,168
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,015,177
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,035,660
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,655,070
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	733,356
0% 7/1/37	5,105,000	2,504,870
Series 2008 E, 0% 7/1/47 (d)	2,600,000	1,762,774
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,142,410
5% 6/1/27	1,000,000	1,132,530
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,025,146
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,163,502
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	968,860
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,416,831
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	567,188
Series 2017 AV, 5% 5/15/36	1,610,000	1,877,292
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,327,400
Washington Township Health Care District Rev.:
Series 2009 A:
5.5% 7/1/19	390,000	402,293
6% 7/1/29	1,000,000	1,028,650
Series 2010 A, 5.25% 7/1/30	1,900,000	1,994,829
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	912,740

TOTAL CALIFORNIA		162,464,204

Colorado - 1.0%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,609,703
5% 10/1/43	1,810,000	1,999,652
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	303,658
5% 9/1/24	225,000	256,271
5% 9/1/25	260,000	299,205
5% 9/1/28	2,200,000	2,536,094
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,035,886
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,927,120
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,125,555
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,535,304
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,148,174
Denver City & County Arpt. Rev. Series 2017 B, 5% 11/15/33	6,500,000	7,563,725
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,003,161
Series 2010 C, 5.375% 9/1/26	1,000,000	1,068,430
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,291,088
Series 2016 A, 5% 6/1/47	3,115,000	3,535,151

TOTAL COLORADO		38,238,177

Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/27	10,000,000	11,253,400
Series 2016 E:
5% 10/15/26	2,030,000	2,318,443
5% 10/15/29	2,930,000	3,285,263
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,188,579
5% 7/1/35	1,200,000	1,354,416
5% 7/1/36	400,000	450,160
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/37	1,555,000	1,746,172
Series 2016 K, 4% 7/1/46	4,465,000	4,283,408
Series K1:
5% 7/1/31	1,400,000	1,565,886
5% 7/1/35	1,180,000	1,303,204
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,652,344
5% 5/1/35	2,325,000	2,701,673
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,652,807
5% 4/1/39 (c)	3,125,000	3,328,094
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (Escrowed to Maturity)	260,000	268,910
5% 8/15/19 (FSA Insured)	1,990,000	2,055,690
5% 8/15/25 (FSA Insured)	570,000	659,028

TOTAL CONNECTICUT		44,067,477

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,208,090
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,679,661
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,565,080
5% 7/15/30	6,495,000	7,379,879
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	2,340,000	2,545,312
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	835,208
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,851,650
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,286,017

TOTAL DISTRICT OF COLUMBIA		29,142,807

Florida - 11.3%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,941,298
Series 2015 C:
5% 7/1/25	1,375,000	1,599,579
5% 7/1/27	1,455,000	1,668,696
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	1,630,000	1,784,410
series 2012 Q1, 5% 10/1/22	2,000,000	2,239,360
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,852,321
(Broward County School District) Series 2012 A, 5% 7/1/24	4,345,000	4,791,883
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	4,485,000	4,987,230
Series 2015 A:
5% 7/1/24	940,000	1,079,571
5% 7/1/26	3,635,000	4,201,151
Series 2016, 5% 7/1/32	1,020,000	1,163,504
Central Expwy Auth. Sr Lien Orlando & Orange County Expressway Auth. Rev. Series 2017:
5% 7/1/37	5,500,000	6,303,715
5% 7/1/38	3,000,000	3,433,350
5% 7/1/39	1,250,000	1,428,475
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,058,280
Series 2012 A1, 5% 6/1/21	4,525,000	4,910,983
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	8,864,549
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,278,113
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2011 E, 5% 6/1/24	2,385,000	2,588,441
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,864,160
Series 2015 C, 5% 10/1/35	2,000,000	2,183,240
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A:
5% 10/1/26	4,000,000	4,734,200
5% 10/1/27	5,000,000	5,941,300
5% 10/1/28	400,000	480,888
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,140,581
5% 10/1/31	1,075,000	1,237,175
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,237,871
Series 2015 B, 5% 10/1/29	1,250,000	1,432,575
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,323,977
5% 10/1/31	2,100,000	2,474,787
5% 10/1/35	5,000,000	5,817,600
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	608,751
5% 6/1/24	835,000	948,059
5% 6/1/28	655,000	733,620
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	4,990,000	5,291,346
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	10,000	10,560
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,613,640
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,256,960
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,964,416
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A:
4% 10/1/23	175,000	183,566
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	2,160,000	2,285,906
Series Three 2010 D, 5% 10/1/38 (Pre-Refunded to 4/1/20 @ 100)	2,800,000	2,955,624
Jacksonville Fla Health Care F (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,328,720
5% 8/15/34	2,750,000	3,142,700
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,495,498
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,672,065
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,613,250
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,539,598
Series 2010, 5.5% 10/1/30	755,000	813,173
Series 2014 A, 5% 10/1/37	8,500,000	9,500,535
Series 2014 B, 5% 10/1/34	2,225,000	2,497,585
Series 2016 A, 5% 10/1/41	8,500,000	9,669,770
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,113,330
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,468,366
Series 2014 A:
5% 7/1/25	1,430,000	1,634,662
5% 7/1/27	1,000,000	1,136,620
5% 7/1/28	2,225,000	2,521,148
5% 7/1/29	1,010,000	1,142,058
5% 7/1/44	18,800,000	20,716,096
Series 2014 B, 5% 7/1/30	2,500,000	2,821,025
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,500,000
Series 2011 B, 5.625% 5/1/31	2,195,000	2,390,596
Series 2014 D:
5% 11/1/22	2,085,000	2,323,107
5% 11/1/25	6,655,000	7,661,369
Series 2015 A, 5% 5/1/29	12,370,000	13,934,805
Series 2015 B:
5% 5/1/27	13,000,000	14,806,740
5% 5/1/28	7,305,000	8,262,539
Series 2016 A, 5% 5/1/32	10,000,000	11,247,900
Series 2016 B, 5% 8/1/26	4,505,000	5,266,976
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	848,232
5% 7/1/42	800,000	867,272
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,790,560
North Brevard County Hosp. District Rev.:
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,301,543
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	915,000	921,542
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	720,177
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	285,000	287,038
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,609,825
Series 2012 A, 5% 10/1/42	6,315,000	6,834,282
Series 2012 B, 5% 10/1/42	2,500,000	2,705,575
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	5,777,050
Series 2016 C, 5% 8/1/33	19,050,000	21,784,818
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,273,292
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B:
5% 10/1/33	3,540,000	3,618,836
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	2,660,000	2,722,111
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	190,000	211,455
5% 12/1/24	380,000	427,238
5% 12/1/31	1,500,000	1,629,360
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/24	760,000	872,966
5% 8/1/27	3,375,000	3,994,346
Series 2014 B:
5% 8/1/22	3,025,000	3,362,106
5% 8/1/23	3,550,000	4,026,943
Series 2015 B:
5% 8/1/23	1,500,000	1,701,525
5% 8/1/25	875,000	1,016,453
Series 2015 D:
5% 8/1/28	1,980,000	2,274,030
5% 8/1/29	6,765,000	7,741,731
5% 8/1/30	6,985,000	7,969,606
5% 8/1/31	7,015,000	7,979,983
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,800,302
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	580,995
5% 10/1/28	4,000,000	4,629,920
5% 10/1/30	2,000,000	2,295,580
5% 10/1/32	3,310,000	3,777,140
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,430,100
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,719,109
5% 8/15/32	3,920,000	4,506,354
5% 8/15/35	705,000	802,699
5% 8/15/37	5,000,000	5,667,750
5% 8/15/42	3,400,000	3,834,248
5% 8/15/47	5,200,000	5,838,248
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,584,472
5% 12/1/36	1,100,000	1,195,436
Series 2015 A, 5% 12/1/40	1,000,000	1,075,280
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,475,252
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,356,548
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	994,113
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,313,897
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,500,934
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	899,610

TOTAL FLORIDA		417,663,824

Georgia - 2.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,691,483
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,405,040
2.2%, tender 4/2/19 (a)	5,900,000	5,912,744
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,839,304
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,795,610
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,092,270
6.125% 9/1/40	5,575,000	5,914,406
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,091,730
5.25% 10/1/41	1,900,000	2,073,071
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	11,087,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,058,720
Series C, 5% 1/1/22	2,900,000	3,161,609
Series GG, 5% 1/1/23	1,600,000	1,781,728
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,337,492
Series S, 5% 10/1/24	1,575,000	1,745,525
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	25,706,131
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,716,175
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,821,965
5% 4/1/44	10,855,000	11,655,665
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,002,860

TOTAL GEORGIA		96,890,528

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	4,883,970
Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	1,924,016
Series 2015 ID:
5% 12/1/24	500,000	577,500
5.5% 12/1/26	1,200,000	1,425,552
5.5% 12/1/27	3,250,000	3,847,415
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,115,000	1,182,714
5% 7/15/21	1,660,000	1,803,573
5% 7/15/22	1,850,000	2,050,244
5% 7/15/23	880,000	991,927
5% 7/15/24	705,000	804,426
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/25	705,000	816,348
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/26	500,000	582,970
5% 7/15/27	1,765,000	2,078,235

TOTAL IDAHO		18,084,920

Illinois - 17.9%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,032,411
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,195,737
Series 2008 C:
5.25% 12/1/23	1,060,000	1,064,441
5.25% 12/1/24	715,000	717,688
Series 2010 F, 5% 12/1/20	570,000	588,046
Series 2011 A:
5% 12/1/41	1,865,000	1,885,963
5.25% 12/1/41	1,510,000	1,538,494
5.5% 12/1/39	2,700,000	2,773,224
Series 2012 A, 5% 12/1/42	2,815,000	2,834,395
Series 2015 C, 5.25% 12/1/39	800,000	827,784
Series 2016 B, 6.5% 12/1/46	400,000	457,128
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,672,426
Series 2017 C:
5% 12/1/22	1,370,000	1,433,897
5% 12/1/23	2,730,000	2,869,121
5% 12/1/24	1,840,000	1,935,606
5% 12/1/25	1,710,000	1,799,861
5% 12/1/26	500,000	526,050
Series 2017 D, 5% 12/1/24	1,805,000	1,898,788
Series 2018 A:
5% 12/1/24	1,280,000	1,346,509
5% 12/1/29	4,445,000	4,675,562
5% 12/1/31	850,000	889,049
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	834,959
5% 1/1/36	4,500,000	4,983,750
5% 1/1/37	5,300,000	5,847,808
5% 1/1/41	6,000,000	6,587,160
5% 1/1/46	8,470,000	9,269,907
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,691,931
Series 2016 B, 5% 1/1/34	2,835,000	3,159,466
Series 2016 C:
5% 1/1/32	4,750,000	5,326,840
5% 1/1/33	1,305,000	1,458,912
5% 1/1/34	1,510,000	1,682,820
Series 2017 B:
5% 1/1/34	1,515,000	1,704,011
5% 1/1/35	2,540,000	2,852,928
5% 1/1/36	1,650,000	1,849,419
5% 1/1/37	6,400,000	7,158,592
5% 1/1/38	2,250,000	2,513,183
5% 1/1/39	5,000,000	5,600,400
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,290,360
Series 2017, 5% 12/1/46	1,900,000	2,040,353
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,074,198
5% 6/1/23	880,000	981,191
5% 6/1/24	1,495,000	1,679,304
5% 6/1/25	745,000	841,284
5% 6/1/26	1,595,000	1,813,706
Chicago Wtr. Rev.:
Series 2008:
5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	335,000	338,229
5.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	9,150,000	9,238,206
Series 2017:
5.25% 11/1/33 (FSA Insured)	445,000	448,427
5.25% 11/1/33 (FSA Insured) (Pre-Refunded to 11/1/18 @ 100)	1,520,000	1,534,653
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,335,596
5% 12/15/37	1,000,000	1,056,030
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,204,119
5.25% 11/15/33	13,180,000	13,838,868
Series 2011 A, 5.25% 11/15/28	1,625,000	1,746,436
Series 2012 C:
5% 11/15/23	4,375,000	4,829,913
5% 11/15/24	3,500,000	3,845,940
5% 11/15/25 (FSA Insured)	5,800,000	6,336,268
Series 2016 A, 5% 11/15/29	6,110,000	6,895,196
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,411,912
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	766,922
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,988,088
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	2,400,000	2,417,568
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	1,175,000	1,320,641
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,539,570
5% 10/1/33	1,500,000	1,694,880
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	922,764
5% 7/15/27	1,300,000	1,536,366
5% 7/15/30	1,490,000	1,744,373
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,011,958
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,664,044
5% 2/15/29	2,330,000	2,707,180
5% 2/15/36	2,390,000	2,711,001
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	5,300,000	5,694,373
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	527,490
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,327,680
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,386,664
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,125,000	1,167,390
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	751,553
6% 8/15/23	1,000,000	1,002,230
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,035,825
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,403,640
Series 2009 A, 7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	6,000,000	6,377,640
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,108,097
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	741,370
Series 2012 A:
5% 5/15/19	1,000,000	1,023,890
5% 5/15/23	700,000	766,801
Series 2012:
4% 9/1/32	3,020,000	2,937,403
5% 9/1/22	800,000	861,000
5% 9/1/32	4,000,000	4,213,760
5% 9/1/38	5,400,000	5,644,728
5% 11/15/43	1,640,000	1,725,690
Series 2013:
4% 5/15/33	700,000	704,865
5% 11/15/24	1,115,000	1,231,406
5% 11/15/27	400,000	439,196
5% 5/15/43	3,750,000	3,921,900
Series 2014, 5% 8/1/38	6,800,000	7,482,584
Series 2015 A:
5% 11/15/31	3,500,000	3,870,440
5% 11/15/45	9,750,000	10,545,990
Series 2015 B, 5% 11/15/23	1,845,000	2,090,570
Series 2015 C:
5% 8/15/35	3,340,000	3,624,000
5% 8/15/44	15,400,000	16,472,456
Series 2016 A:
5% 7/1/33	1,850,000	2,032,281
5% 7/1/34	1,000,000	1,095,640
5% 8/15/34	1,800,000	1,953,540
5.25% 8/15/29	1,015,000	1,143,022
Series 2016 B:
5% 8/15/30	3,000,000	3,419,760
5% 8/15/33	4,585,000	5,138,960
5% 8/15/34	2,415,000	2,693,498
Series 2016 C:
3.75% 2/15/34	725,000	724,993
4% 2/15/36	3,085,000	3,188,718
4% 2/15/41	9,595,000	9,853,489
5% 2/15/21	4,080,000	4,394,854
5% 2/15/22	3,600,000	3,964,320
5% 2/15/24	325,000	370,910
5% 2/15/30	13,250,000	15,340,585
5% 2/15/31	1,000,000	1,153,690
5% 2/15/41	5,375,000	6,071,224
Series 2016, 5% 12/1/46	2,605,000	2,814,885
Series 2017 A, 5% 8/1/47	430,000	463,910
Series 2017:
5% 1/1/22	2,795,000	3,074,221
5% 7/1/24	1,375,000	1,581,621
5% 1/1/28	3,075,000	3,611,649
5% 7/1/28	2,745,000	3,217,305
5% 7/1/32	5,145,000	5,921,535
5% 7/1/33	3,365,000	3,859,386
5% 7/1/34	2,765,000	3,155,777
5% 7/1/35	2,290,000	2,602,745
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	63,776
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,225,529
Series 2006:
5% 1/1/19	1,500,000	1,516,980
5.5% 1/1/31	1,945,000	2,140,064
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	931,680
5% 1/1/23 (FSA Insured)	2,100,000	2,164,155
Series 2012 A:
4% 1/1/23	1,220,000	1,235,128
5% 1/1/33	1,700,000	1,747,668
Series 2012:
5% 8/1/19	900,000	923,553
5% 8/1/21	1,695,000	1,781,038
5% 3/1/23	1,500,000	1,580,220
5% 8/1/23	1,675,000	1,787,694
5% 3/1/28	650,000	675,201
5% 3/1/36	1,000,000	1,025,300
Series 2013 A, 5% 4/1/35	900,000	929,772
Series 2013, 5.5% 7/1/38	2,000,000	2,105,220
Series 2014:
5% 2/1/23	1,850,000	1,966,920
5% 2/1/25	2,245,000	2,395,886
5% 2/1/27	1,075,000	1,139,006
5% 4/1/28	580,000	613,321
5% 5/1/28	3,325,000	3,518,515
5% 5/1/32	1,400,000	1,465,310
5% 5/1/33	1,600,000	1,670,464
5.25% 2/1/29	3,000,000	3,197,130
5.25% 2/1/30	2,700,000	2,870,559
5.25% 2/1/31	1,305,000	1,384,122
Series 2016:
5% 2/1/23	880,000	935,616
5% 6/1/25	4,465,000	4,806,706
5% 6/1/26	610,000	657,434
5% 2/1/27	4,345,000	4,691,123
5% 2/1/28	3,495,000	3,747,269
5% 2/1/29	3,285,000	3,507,460
Series 2017 D, 5% 11/1/26	16,600,000	17,912,728
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,198,819
5% 2/1/29	10,000,000	11,334,800
5% 2/1/31	1,890,000	2,128,253
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,884,000
Series 2015 A:
5% 1/1/37	1,700,000	1,887,289
5% 1/1/40	6,700,000	7,416,230
Series 2015 B, 5% 1/1/40	3,800,000	4,224,308
Series 2016 A:
5% 12/1/31	945,000	1,072,462
5% 12/1/32	6,700,000	7,560,883
Series 2016 B, 5% 1/1/41	13,000,000	14,508,650
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,093,675
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,204,879
0% 11/1/20 (FSA Insured)	3,850,000	3,666,894
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,614,759
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,702,845
5% 1/1/28	2,780,000	3,145,431
Series 2017, 5% 1/1/29	1,030,000	1,183,099
6.5% 1/1/20 (AMBAC Insured)	310,000	330,290
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,101,700
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,984,310
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,348,768
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,652,822
0% 1/15/25	4,440,000	3,654,520
0% 1/15/26	3,335,000	2,628,480
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	5,162,430
0% 6/15/44 (FSA Insured)	19,125,000	6,078,881
0% 6/15/45 (FSA Insured)	12,145,000	3,683,336
0% 6/15/47 (FSA Insured)	5,760,000	1,589,472
Series 2012 B, 0% 12/15/51	5,900,000	1,148,376
Series 2017 B:
5% 12/15/28	2,000,000	2,222,600
5% 12/15/32	900,000	985,914
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,395,550
5% 6/1/24	1,635,000	1,845,016
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,941,674
Series 2010 A:
5% 4/1/25	1,700,000	1,779,288
5.25% 4/1/30	1,020,000	1,068,807
Series 2013:
6% 10/1/42	1,935,000	2,180,106
6.25% 10/1/38	1,900,000	2,168,869
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,437,702
0% 11/1/18 (Escrowed to Maturity)	945,000	941,513
0% 11/1/18 (FSA Insured)	4,085,000	4,068,088
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,262,110
0% 11/1/19 (FSA Insured)	8,310,000	8,110,311
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	14,630,869

TOTAL ILLINOIS		661,754,584

Indiana - 2.1%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,240,000	2,474,349
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	3,100,000	3,316,318
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,155,620
5% 11/1/25	1,000,000	1,168,350
5% 11/1/28	450,000	537,642
5% 11/1/29	1,400,000	1,681,862
5% 11/1/30	315,000	380,237
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,087,600
5% 3/1/30	500,000	541,835
5% 3/1/41	2,590,000	2,770,005
Series 2015 A, 5.25% 2/1/32	2,940,000	3,413,075
Series 2015, 5% 3/1/36	4,500,000	4,965,885
Series 2016:
5% 9/1/27	1,850,000	2,132,347
5% 9/1/31	1,835,000	2,081,074
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	944,894
5% 10/1/37	1,700,000	1,852,949
Series 2014 A:
5% 10/1/25	1,200,000	1,383,684
5% 10/1/26	1,750,000	2,005,955
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	1,997,345
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,602,553
5% 10/1/45	12,700,000	14,317,218
Series 2011 A, 5.25% 10/1/26	1,000,000	1,094,620
Series 2011 B, 5% 10/1/41	2,000,000	2,157,460
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	859,408
Series 2017 A:
5% 1/1/32	4,000,000	4,655,360
5% 1/1/34	2,000,000	2,311,680
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	8,702,611
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,763,669
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,258,711

TOTAL INDIANA		78,614,316

Kansas - 0.6%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,552,018
Johnson County Unified School District # 233:
Series 2016 A:
5% 9/1/21	750,000	820,418
5% 9/1/23	1,000,000	1,142,150
Series 2016 B:
5% 9/1/22	1,600,000	1,789,824
5% 9/1/23	290,000	331,224
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,442,020
Series 2016 A:
5% 9/1/40	4,200,000	4,683,924
5% 9/1/45	5,125,000	5,698,334

TOTAL KANSAS		20,459,912

Kentucky - 1.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,273,872
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/19	1,000,000	1,013,660
5% 1/1/20	485,000	506,214
5% 1/1/24	800,000	901,096
5% 1/1/27	1,500,000	1,692,735
5% 1/1/33	1,300,000	1,453,322
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	2,960,650
5% 8/15/33	1,325,000	1,458,401
5% 8/15/35	1,500,000	1,641,360
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	855,000	929,727
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,577,240
5% 5/1/29	1,865,000	2,129,009
5% 5/1/30	1,250,000	1,421,363
5% 5/1/31	535,000	611,692
5% 5/1/32	280,000	318,884
5% 5/1/33	630,000	714,685
5% 5/1/34	720,000	814,219
5% 5/1/35	425,000	476,123
5% 5/1/36	360,000	402,044
Series 2016 B, 5% 11/1/26	11,400,000	13,081,272
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,427,031
5.75% 10/1/38	3,105,000	3,502,595
Series 2016 A:
5% 10/1/31	6,400,000	7,251,136
5% 10/1/32	7,745,000	8,739,303
5% 10/1/33	4,400,000	4,951,408
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	405,000	431,819
5% 12/1/30	405,000	430,167
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,084,700

TOTAL KENTUCKY		64,195,727

Louisiana - 0.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	3,968,550
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	837,288
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	516,191
5% 12/15/27	2,000,000	2,306,840
5% 12/15/29	1,200,000	1,370,700
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,711,719
5% 12/1/25	2,400,000	2,645,760
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	655,720
5% 5/15/23	2,500,000	2,779,000
5.5% 5/15/29	5,000,000	5,177,250

TOTAL LOUISIANA		22,969,018

Maine - 1.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,730,000	1,793,145
Series 2016 A:
4% 7/1/41	1,165,000	1,098,117
4% 7/1/46	1,515,000	1,406,602
5% 7/1/41	480,000	503,962
5% 7/1/46	330,000	345,345
Series 2017 D, 5.75% 7/1/38	275,000	275,943
Series 2018 A:
5% 7/1/30	1,185,000	1,376,982
5% 7/1/31	1,100,000	1,271,083
5% 7/1/34	2,000,000	2,283,620
5% 7/1/35	2,745,000	3,119,363
5% 7/1/36	3,250,000	3,681,503
5% 7/1/37	3,000,000	3,395,610
5% 7/1/38	2,275,000	2,570,932
5% 7/1/43	4,500,000	5,041,170
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,904,068
Series 2018:
5% 7/1/33	700,000	818,615
5% 7/1/34	1,000,000	1,165,720
5% 7/1/35	1,100,000	1,278,211
5% 7/1/36	2,000,000	2,316,600

TOTAL MAINE		35,646,591

Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,841,287
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,180,080
Series 2015, 5% 7/1/40	2,000,000	2,154,740
Series 2016 A:
4% 7/1/42	780,000	769,330
5% 7/1/35	2,055,000	2,247,081
5% 7/1/38	1,125,000	1,219,691
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	875,000	862,505
3% 11/1/25	640,000	636,678
5% 11/1/30	230,000	252,970

TOTAL MARYLAND		11,164,362

Massachusetts - 1.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,129,056
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	400,000	442,548
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L:
4% 7/1/44	10,000,000	10,044,500
5% 7/1/44	2,225,000	2,434,017
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,292,474
5% 10/1/33	1,355,000	1,488,088
Series 2015 D, 5% 7/1/44	2,575,000	2,782,391
Series 2016 A, 5% 1/1/47	6,945,000	7,566,230
Series BB1, 5% 10/1/46	4,230,000	4,776,305
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/33	3,280,000	3,801,520
5% 4/1/36	1,280,000	1,470,835
5% 4/1/47	10,940,000	12,383,861
Series 2017 D:
5% 2/1/33	3,265,000	3,775,450
5% 2/1/34	5,960,000	6,872,357
5% 2/1/35	2,850,000	3,277,044

TOTAL MASSACHUSETTS		63,536,676

Michigan - 3.4%
Detroit Wtr. Supply Sys. Rev.:
Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,400,000	1,468,418
Series 2009, 6.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,563,150
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,640,585
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,094,410
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	16,263,380
5% 4/15/28	2,000,000	2,314,780
Series 2016 I, 5% 4/15/24	705,000	810,637
Series IA, 5.375% 10/15/41	1,000,000	1,098,940
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/35	9,085,000	10,410,502
5% 12/1/42	1,035,000	1,173,493
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,533,206
5% 6/1/20 (Escrowed to Maturity)	750,000	792,728
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,221,077
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,664,168
Series 2012:
5% 11/15/36	1,300,000	1,410,318
5% 11/15/42	2,950,000	3,187,977
Series 2013, 5% 8/15/29	3,865,000	4,286,672
Series 2015 MI, 5% 12/1/25	3,000,000	3,466,110
Series 2016:
5% 11/15/32	4,815,000	5,430,020
5% 11/15/41	1,085,000	1,195,388
Michigan Gen. Oblig. Series 2016, 5% 3/15/26	7,500,000	8,787,600
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	399,865
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,373,421
2.4%, tender 3/15/23 (a)	1,720,000	1,724,472
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	127,129
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,153,063
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,132,860
5% 11/1/36	1,250,000	1,398,700
5% 11/1/37	1,000,000	1,116,780
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	905,013
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,684,250
5% 5/1/29	4,230,000	4,810,779
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,481,831
5% 12/1/31	2,300,000	2,613,559
5% 12/1/40 (FSA Insured)	3,000,000	3,350,220
Series 2015 G:
5% 12/1/31	1,500,000	1,704,495
5% 12/1/32	1,500,000	1,700,265
5% 12/1/33	2,000,000	2,261,380
Series 2015, 5% 12/1/29	1,600,000	1,831,760
Series 2017 A:
5% 12/1/28	600,000	701,262
5% 12/1/29	550,000	637,951
5% 12/1/30	700,000	808,857
5% 12/1/33	350,000	400,456
5% 12/1/37	500,000	567,335
5% 12/1/37	270,000	305,203
Series 2017 C, 5% 12/1/28	1,100,000	1,290,553
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,047,683
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,690,854

TOTAL MICHIGAN		127,033,555

Minnesota - 0.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,500,000	1,508,880
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,437,388
Series 2017:
3% 5/1/19	1,000,000	1,007,960
4% 5/1/22	500,000	529,965
5% 5/1/23	500,000	557,030
5% 5/1/24	1,200,000	1,357,572
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	724,565
5% 11/15/24	1,780,000	2,052,981
5% 11/15/25	1,365,000	1,589,979
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	857,405
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	157,303
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	700,000	823,018
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	1,943,878

TOTAL MINNESOTA		14,547,924

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,628,731
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,751,471
5% 10/1/47	2,125,000	2,317,228
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/21 (e)	575,000	608,839
5% 1/1/26 (e)	240,000	273,202
5% 1/1/28 (e)	500,000	588,115
5% 1/1/33 (e)	475,000	540,878
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	400,824
5% 9/1/21	295,000	305,086
5% 9/1/22	500,000	517,095
5% 9/1/23	400,000	413,676
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,369
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	403,640
3.25% 2/1/28	400,000	406,016
4% 2/1/40	400,000	406,352
5% 2/1/34	3,115,000	3,472,291
5% 2/1/36	1,200,000	1,331,280
5% 2/1/45	1,900,000	2,077,992

TOTAL MISSOURI		19,568,085

Nebraska - 0.7%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	825,832
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/30	4,585,000	5,387,788
5% 9/1/31	2,000,000	2,343,500
5% 9/1/32	3,735,000	4,360,911
5% 9/1/33	2,240,000	2,607,965
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,897,638
5% 1/1/34	1,000,000	1,131,330
Series 2016 B, 5% 1/1/32	5,000,000	5,681,550

TOTAL NEBRASKA		24,236,514

Nevada - 1.1%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	2,980,612
5% 9/1/42	6,665,000	7,306,373
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,056,047
Series 2012 B, 5% 6/1/42	3,260,000	3,548,380
Series 2016 A:
5% 6/1/35	4,150,000	4,728,344
5% 6/1/36	6,000,000	6,818,220
Series 2016 B:
5% 6/1/34	7,495,000	8,561,988
5% 6/1/36	2,700,000	3,068,199

TOTAL NEVADA		39,068,163

New Hampshire - 1.1%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,211,880
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	285,065
5% 8/1/34	3,000,000	3,386,820
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,490,346
5% 8/1/36	2,000,000	2,237,200
5% 8/1/37	2,400,000	2,674,392
Series 2018, 5% 8/1/35	2,750,000	3,090,313
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,365,083
Series 2017 B, 4.125% 7/1/24 (c)	965,000	970,616
Series 2017 C, 3.5% 7/1/22 (c)	320,000	320,880
Series 2017, 5% 7/1/44	1,000,000	1,091,560
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,053,290
4% 7/1/32	900,000	919,611
Series 2016:
4% 10/1/38	1,165,000	1,152,220
5% 10/1/28	3,000,000	3,357,690
5% 10/1/32	5,160,000	5,682,192
5% 10/1/38	3,765,000	4,068,384
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,005,195
5% 2/1/20	1,300,000	1,365,130

TOTAL NEW HAMPSHIRE		40,727,867

New Jersey - 3.1%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24 (Pre-Refunded to 6/15/19 @ 100)	1,500,000	1,546,770
5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,032,250
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	6,936,313
Series 2017 B, 5% 11/1/24	10,000,000	11,119,100
Series 2011 EE:
5% 9/1/20	1,255,000	1,326,322
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,619,410
Series 2013:
5% 3/1/23	7,040,000	7,688,666
5% 3/1/24	6,200,000	6,740,702
5% 3/1/25	700,000	756,994
Series 2015 XX:
5% 6/15/22	1,525,000	1,653,009
5% 6/15/26	15,000,000	16,623,450
Series 2016 AAA:
5% 6/15/41	2,510,000	2,701,714
5.5% 6/15/30	4,995,000	5,710,234
Series 2016 BBB, 5% 6/15/22	3,120,000	3,381,893
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	30,000	30,516
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	2,931,574
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/20	500,000	526,090
5% 7/1/21	1,155,000	1,241,706
5% 7/1/22	155,000	169,905
5% 7/1/23	550,000	611,314
5% 7/1/24	435,000	488,074
5% 7/1/25	1,055,000	1,192,161
5% 7/1/25	470,000	531,105
5% 7/1/26	155,000	175,756
5% 7/1/27	235,000	265,237
5% 7/1/28	685,000	768,549
5% 7/1/30	1,000,000	1,160,560
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,415,011
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	442,632
Series 2014 AA, 5% 6/15/24	15,000,000	16,628,550
Series 2016 A:
5% 6/15/27	945,000	1,062,473
5% 6/15/28	3,225,000	3,609,227
5% 6/15/29	3,550,000	3,957,327
Series 2016 A-2, 5% 6/15/23	2,495,000	2,746,746
Series AA, 5% 6/15/25	2,380,000	2,656,223

TOTAL NEW JERSEY		113,447,563

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,035,610
New York - 6.0%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,769,248
Series 2016 A, 5% 7/1/32	2,500,000	2,841,425
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A:
5.75% 2/15/47	1,975,000	2,149,037
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	95,000	104,510
Series 2017 A:
5% 2/15/33	3,595,000	4,144,568
5% 2/15/35	7,300,000	8,368,574
5% 2/15/39	10,000,000	11,367,100
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	575,955
5% 9/1/35	2,000,000	2,290,180
5% 9/1/36	1,135,000	1,297,748
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	9,800,000	10,591,742
New York City Gen. Oblig.:
Series 2009, 5.625% 4/1/29	85,000	87,294
Series 2012 A1, 5% 8/1/24	2,720,000	2,952,941
Series 2014 J, 5% 8/1/23	3,400,000	3,868,894
Series 2015 C, 5% 8/1/27	1,600,000	1,843,696
Series 2016 C and D, 5% 8/1/28	1,500,000	1,743,795
Series 2016 E, 5% 8/1/28	2,550,000	2,989,340
Series F, 5% 4/1/34	6,000,000	6,989,040
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,890
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,007,410
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	18,850,000	20,360,262
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,026,201
Series 2013 EE, 5% 6/15/47	11,710,000	12,874,677
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2018 S-1, 5% 7/15/32	7,500,000	8,701,875
Series S1, 5% 7/15/27	2,000,000	2,212,480
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,806,410
Series 2016 A, 5% 5/1/40	1,950,000	2,199,054
Series 2017 B, 5% 8/1/40	2,000,000	2,262,800
Series 2017 E, 5% 2/1/39	6,440,000	7,306,760
Series 2018 C2:
5% 5/1/32	5,300,000	6,224,161
5% 5/1/37	10,000,000	11,560,000
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,345,768
5% 11/15/29	5,000,000	5,784,450
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,224,640
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	4,400,000	5,112,404
5% 3/15/32	1,945,000	2,249,198
5% 3/15/34	3,200,000	3,680,448
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	10,586,135
Series 2012 F, 5% 11/15/24	4,600,000	5,137,924
Series 2014 B, 5.25% 11/15/44	2,215,000	2,499,140
Series 2014 C, 5% 11/15/21	2,500,000	2,748,200
Series 2016 B, 5% 11/15/21	1,950,000	2,143,596
Series 2017 C-2:
0% 11/15/29	2,275,000	1,565,382
0% 11/15/33	5,600,000	3,197,432
New York State Dorm. Auth. Series A:
5% 2/15/34	80,000	81,398
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	1,670,000	1,702,983
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,252,188
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,622,850
Series 2017 C, 5% 3/15/31	2,375,000	2,782,455
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,223,657

TOTAL NEW YORK		220,460,315

North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,314,160
5% 7/1/42	2,875,000	3,292,709
Series 2017 C:
4% 7/1/36	1,500,000	1,579,290
4% 7/1/37	1,500,000	1,575,750
5% 7/1/29	2,575,000	3,041,358
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,211,424
Series 2012, 5% 11/1/41	1,630,000	1,722,128
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/29	3,500,000	4,060,140
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/30	630,000	651,968
5% 10/1/34	1,000,000	1,038,670
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,920,779
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	285,000	288,867
Series 2015 A, 5% 1/1/28	3,500,000	4,029,900
Series 2015 C, 5% 1/1/29	8,000,000	9,170,720
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,049,089

TOTAL NORTH CAROLINA		39,946,952

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,563,345
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,869,312

TOTAL NORTH DAKOTA		5,432,657

Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,566,912
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,768,016
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,439,120
Series 2016, 5% 2/15/46	1,280,000	1,415,130
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,596,613
Series 2012 B:
5% 2/15/42	705,000	758,094
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	195,000	215,225
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	564,785
5% 1/1/27 (FSA Insured)	2,175,000	2,443,221
5% 1/1/31 (FSA Insured)	1,000,000	1,108,490
Cleveland Gen. Oblig. Series C, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,098,153
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,304,320
5% 10/1/37	1,250,000	1,430,125
5% 10/1/38	1,500,000	1,713,465
Columbus City School District 5% 12/1/32	1,000,000	1,149,150
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,291,950
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,301,597
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,112,553
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,325,353
6% 8/15/43	400,000	401,404
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,103,465
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	1,900,000	2,179,699
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,577,100
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	2,947,800
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,272,962
(Infrastructure Projs.) Series 2018 A, 5% 2/15/32	10,000,000	11,675,000
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,300,000	2,332,729
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,426,313
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	400,000	416,868
5% 12/1/42	505,000	520,413

TOTAL OHIO		80,456,025

Oklahoma - 0.8%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	1,155,000	1,351,246
5% 9/1/28	1,180,000	1,364,694
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,846,860
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,267,988
5% 10/1/32	1,100,000	1,249,182
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/33	600,000	672,372
5% 8/15/38	1,800,000	2,001,042
5.25% 8/15/43	1,800,000	2,030,490
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	3,625,000	4,000,985
Series 2012:
5% 2/15/21 (Escrowed to Maturity)	955,000	1,029,681
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,800,000	1,986,696
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,171,163

TOTAL OKLAHOMA		28,972,399

Oregon - 0.6%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	425,000	426,913
(Williamette View, Inc.) Series 2017 A:
5% 11/15/47 (c)	320,000	348,874
5% 11/15/52 (c)	320,000	347,802
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	281,879
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,786,485
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	953,421
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/31	2,500,000	2,937,825
5% 6/15/33	1,080,000	1,258,049
5% 6/15/35	3,135,000	3,630,581
5% 6/15/36	3,000,000	3,464,100
5% 6/15/37	4,000,000	4,608,720
5% 6/15/38	3,000,000	3,451,500

TOTAL OREGON		23,496,149

Pennsylvania - 3.6%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4.7% 8/15/19	1,000,000	1,031,930
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,156,630
5% 7/15/38	1,000,000	1,129,620
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,163,070
Series 2018 A, 5% 11/15/24	1,000,000	1,133,360
Coatesville Area School District Series 2017:
5% 8/1/21 (FSA Insured)	920,000	990,987
5% 8/1/22 (FSA Insured)	260,000	285,202
5% 8/1/23 (FSA Insured)	450,000	501,647
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,517,344
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	882,332
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,399,726
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,200,023
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,977,576
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,590,170
Series 2016 A:
5% 10/1/30	4,350,000	4,845,639
5% 10/1/36	4,430,000	4,809,607
5% 10/1/40	2,045,000	2,199,398
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	7,257,738
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	836,363
5% 7/1/36	1,000,000	1,111,740
5% 7/1/37	800,000	886,680
5% 7/1/38	750,000	829,995
5% 7/1/43	2,000,000	2,203,200
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	305,000	307,907
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/31	2,130,000	2,381,255
Series 2015, 5% 3/15/33	2,460,000	2,740,809
Series 2016, 5% 2/1/29	8,935,000	10,094,852
Series 2017:
5% 1/1/26	10,420,000	11,974,977
5% 1/1/28	5,000,000	5,730,600
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016:
5% 5/1/29	1,000,000	1,135,820
5% 5/1/31	1,000,000	1,128,450
5% 5/1/35	1,585,000	1,767,798
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,436,498
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	586,230
5% 7/1/29	500,000	582,370
5% 7/1/30	550,000	636,394
5% 7/1/31	600,000	691,206
5% 7/1/32	550,000	630,372
5% 7/1/33	600,000	690,198
5% 7/1/42	2,390,000	2,687,746
5% 7/1/47	2,000,000	2,245,880
Philadelphia Gas Works Rev.:
Series 2016 14, 5% 10/1/19	730,000	757,631
Series 9, 5.25% 8/1/40	2,325,000	2,470,336
5% 8/1/26	1,000,000	1,143,010
5% 8/1/27	1,000,000	1,137,560
5% 8/1/28	2,000,000	2,269,680
Philadelphia School District:
Series 2016 F, 5% 9/1/29	10,000,000	11,295,300
Series 2018 A:
5% 9/1/34	1,450,000	1,634,687
5% 9/1/35	1,000,000	1,123,750
Series 2018 B, 5% 9/1/43	1,395,000	1,543,916
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/35	1,125,000	1,254,004
5% 12/15/37	500,000	554,395
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	1,945,618
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000,000	1,087,030
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	825,148
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,123,930
5% 8/1/38	3,060,000	3,404,556
5% 8/1/48	2,850,000	3,150,219

TOTAL PENNSYLVANIA		134,110,109

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	4,996,930
5% 9/1/36	185,000	194,011
Series 2016:
5% 5/15/20	340,000	357,003
5% 5/15/21	2,000,000	2,145,420
5% 5/15/39	3,285,000	3,543,759

TOTAL RHODE ISLAND		11,237,123

South Carolina - 3.6%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,042,046
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,685,616
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,163,551
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,207,574
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,178,977
Series 2014 A:
5% 12/1/49	16,565,000	17,488,499
5.5% 12/1/54	14,400,000	15,684,336
Series 2014 C, 5% 12/1/46	19,465,000	20,677,280
Series 2015 A, 5% 12/1/50	2,045,000	2,174,858
Series 2015 E, 5.25% 12/1/55	3,265,000	3,530,542
Series 2016 B:
5% 12/1/35	3,630,000	3,973,652
5% 12/1/36	5,445,000	5,935,976
Series 2016 C:
5% 12/1/22	500,000	551,200
5% 12/1/23	840,000	937,054
5% 12/1/24	515,000	579,653
5% 12/1/25	600,000	680,952
5% 12/1/26	1,000,000	1,140,090
5% 12/1/27	1,600,000	1,812,832
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,629,642
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	9,883,669
4% 4/15/48	6,915,000	6,784,860
5% 4/15/48	9,380,000	10,366,026

TOTAL SOUTH CAROLINA		132,108,885

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,440,750
Series 2017:
5% 7/1/30	850,000	977,781
5% 7/1/35	725,000	815,915

TOTAL SOUTH DAKOTA		7,234,446

Tennessee - 0.6%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	1,500,000	1,585,215
5% 7/1/23	500,000	559,910
5% 7/1/24	1,000,000	1,119,330
5% 7/1/25	1,000,000	1,113,930
Jackson Hosp. Rev. 5.75% 4/1/41	405,000	406,422
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	778,285
5% 5/1/23	1,600,000	1,799,312
5% 5/1/25	1,300,000	1,502,332
5% 5/1/27	1,230,000	1,444,856
5% 5/1/29	1,240,000	1,441,934
5% 5/1/30	2,395,000	2,773,003
5% 5/1/31	1,260,000	1,453,612
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,051,608

TOTAL TENNESSEE		23,029,749

Texas - 11.2%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	1,730,000	1,822,970
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,584,874
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,178,920
5% 1/1/45	1,000,000	1,086,260
Series 2016:
5% 1/1/40	3,000,000	3,277,200
5% 1/1/46	1,800,000	1,958,976
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,757,136
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	4,895,000	5,430,415
Series 2016, 5% 2/15/27	1,885,000	2,198,400
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	4,150,000	5,122,096
Series 2016 A, 5% 12/1/33	1,625,000	1,863,859
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	2,120,000	2,317,584
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42	5,200,000	5,524,428
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	3,420,000	3,968,021
5% 2/15/30	4,935,000	5,697,507
Dallas Independent School District Bonds Series 2016:
5%, tender 2/15/22 (a)	30,000	33,220
5%, tender 2/15/22 (a)	1,925,000	2,118,424
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,708,345
Granbury Independent School District 0% 8/1/19	1,000,000	984,230
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	10,590,000	11,952,404
Series 2013 B:
5% 4/1/53	27,390,000	29,977,755
5.25% 10/1/51	25,400,000	28,126,944
5.5% 4/1/53	2,300,000	2,566,087
Series 2018 A:
5% 10/1/35	7,000,000	8,103,060
5% 10/1/36	5,000,000	5,765,300
5% 10/1/37	10,000,000	11,503,600
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	3,800,000	4,106,546
Harris County Tex Toll Rd Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,329,580
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25	1,460,000	1,579,910
5% 7/1/26	3,000,000	3,242,850
Series 2018 B, 5% 7/1/30	8,250,000	9,741,023
Series 2018 D:
5% 7/1/29 (e)	1,900,000	2,272,362
5% 7/1/30 (e)	2,500,000	2,951,825
5% 7/1/31 (e)	2,250,000	2,641,815
5% 7/1/32 (e)	2,000,000	2,338,900
Houston Gen. Oblig. Series 2017 A:
5% 3/1/28	7,000,000	8,190,560
5% 3/1/29	1,080,000	1,257,412
Houston Independent School District Series 2017, 5% 2/15/35	1,600,000	1,843,296
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,688,074
Series 2016 B, 5% 11/15/33	1,400,000	1,612,884
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,159,677
5% 10/15/34	1,670,000	1,827,264
5% 10/15/44	835,000	902,886
Lewisville Independent School District 0% 8/15/18	1,025,000	1,024,518
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	5,215,995
5% 5/15/35	2,125,000	2,449,891
Series 2015 B:
5% 5/15/30	4,500,000	5,110,785
5% 5/15/31	7,200,000	8,153,496
Series 2015 D:
5% 5/15/27	1,500,000	1,712,565
5% 5/15/29	2,150,000	2,434,725
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	4,602,915
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,121,000
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,759,215
5% 8/15/47	1,205,000	1,345,949
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,348,955
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	1,300,000	1,475,487
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,632,509
5% 1/1/34	1,000,000	1,142,130
5% 1/1/36	1,200,000	1,358,196
5% 1/1/37	4,705,000	5,314,156
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	301,689
5% 1/1/31	370,000	419,643
5% 1/1/33	1,500,000	1,706,040
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,030,531
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,440,000	2,489,337
Series 2009, 6.25% 1/1/39	560,000	570,170
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	6,870,000	7,595,609
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,100,000	2,353,050
Series 2014 A:
5% 1/1/23	950,000	1,065,539
5% 1/1/24	2,500,000	2,851,275
Series 2015 A, 5% 1/1/32	1,550,000	1,741,146
Series 2015 B, 5% 1/1/31	7,115,000	8,063,714
Series 2016 A:
5% 1/1/31	730,000	833,682
5% 1/1/32	3,000,000	3,415,350
5% 1/1/39	1,000,000	1,120,040
Series 2017 A:
5% 1/1/39	6,300,000	7,160,454
5% 1/1/43	6,500,000	7,354,035
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	10,789,749
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,910,787
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	602,850
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,886,512
Series 2017:
5% 2/1/32	1,250,000	1,458,725
5% 2/1/34	1,500,000	1,738,875
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,332,505
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	3,904,868
5% 5/15/26	7,000,000	7,718,760
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	3,993,790
5% 10/1/45	4,000,000	4,516,600
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	873,953
5% 10/1/41	1,500,000	1,714,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2015, 5% 9/1/30	5,000,000	5,516,850
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	794,993
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	455,490
5% 2/15/41	8,335,000	9,309,278
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	3,090,000	3,507,984
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,374,760
Series 2016, 5% 4/1/41	3,120,000	3,528,314
Series 2017 A, 5% 10/1/33	6,300,000	7,352,226
Series 2017 B, 5% 10/1/36	1,000,000	1,154,830
Series A, 5% 10/1/23	1,500,000	1,712,580
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,275,224
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	3,045,000	3,585,396
5% 3/15/29	2,455,000	2,876,253
5% 3/15/31	2,000,000	2,324,840
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/27	6,000,000	7,006,500
5% 2/15/30	3,455,000	3,978,294
5% 2/15/33	3,500,000	3,976,560
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,097,478

TOTAL TEXAS		414,858,694

Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2017 B:
5% 7/1/34	1,640,000	1,893,446
5% 7/1/35	1,500,000	1,726,755
5% 7/1/36	1,500,000	1,721,700
5% 7/1/37	1,000,000	1,143,610
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25 (Pre-Refunded to 9/1/22 @ 100)	1,680,000	1,875,821

TOTAL UTAH		8,361,332

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,592,432
5% 10/15/46	2,800,000	3,014,284

TOTAL VERMONT		5,606,716

Virginia - 0.7%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,182,852
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	6,002,400
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	359,263
Series 2016:
4% 6/15/37	345,000	344,986
5% 6/15/28	1,000,000	1,125,790
5% 6/15/33	225,000	248,195
5% 6/15/36	1,000,000	1,094,440
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,572,648
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/31	6,405,000	7,567,187
5% 5/15/32	475,000	559,061
5% 5/15/33	2,000,000	2,345,020
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,736,100

TOTAL VIRGINIA		26,137,942

Washington - 2.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	875,760
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	785,000	797,482
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,442,813
5% 2/1/28	2,000,000	2,310,320
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,328,024
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,137,360
5% 1/1/38	1,000,000	1,135,780
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,862,075
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,939,900
Series 2015 C:
5% 2/1/33	1,500,000	1,700,505
5% 2/1/34	2,400,000	2,713,200
Series 2017 D:
5% 2/1/33	2,100,000	2,426,592
5% 2/1/36	6,505,000	7,453,429
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,723,500
Series R-2017 A:
5% 8/1/27	945,000	1,113,040
5% 8/1/28	945,000	1,107,814
5% 8/1/30	945,000	1,099,659
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,047,180
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,567,545
Series 2010 A, 5.25% 8/15/20	2,325,000	2,411,351
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,800,000	4,071,472
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	466,686
5% 7/1/31	860,000	979,695
5% 7/1/34	2,645,000	2,976,604
5% 7/1/35	2,350,000	2,632,564
5% 7/1/36	2,250,000	2,512,890
5% 7/1/42	3,500,000	3,870,545
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,516,127
Series 2018 B:
5% 10/1/30	1,200,000	1,416,936
5% 10/1/31	1,500,000	1,763,955
5% 10/1/32	1,035,000	1,213,165
5% 10/1/33	2,500,000	2,913,675
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,304,016
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,537,370
5% 8/15/30	1,000,000	1,123,570
Series 2015, 5% 1/1/26	2,000,000	2,284,240
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,745,328
5% 10/1/35	1,000,000	1,087,890
5% 10/1/40	1,625,000	1,751,230
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	100,067
5% 7/1/33 (c)	100,000	105,817
5% 7/1/38 (c)	100,000	104,682
5% 7/1/48 (c)	300,000	311,349

TOTAL WASHINGTON		104,983,202

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	4,555,000	4,550,445
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,300,000	1,317,966
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,217,173

TOTAL WEST VIRGINIA		9,085,584

Wisconsin - 1.3%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (c)	705,000	777,756
5% 5/15/28 (c)	580,000	636,840
5.25% 5/15/37 (c)	190,000	207,600
5.25% 5/15/42 (c)	235,000	255,884
5.25% 5/15/47 (c)	235,000	255,151
5.25% 5/15/52 (c)	435,000	470,953
Series 2017 B-1 3.95% 11/15/24 (c)	195,000	198,030
Series 2017 B-2, 3.5% 11/15/23 (c)	250,000	251,870
Series 2017 B-3, 3% 11/15/22 (c)	345,000	345,583
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	546,142
5% 10/1/48 (c)	615,000	651,672
5% 10/1/53 (c)	1,050,000	1,111,719
Wisconsin Health & Edl. Facilities:
(Ascension Sr. Cr. Group) Series 2016 A, 5% 11/15/39	12,570,000	14,136,348
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	370,000	397,802
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	630,000	677,338
Series 2014:
4% 5/1/33	1,475,000	1,479,440
5% 5/1/23	1,410,000	1,548,913
5% 5/1/25	775,000	854,507
Series 2015, 5% 12/15/44	10,000,000	10,719,500
Series 2016, 5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	1,290,000	1,503,211
Series 2017 A:
5% 9/1/30	1,270,000	1,406,639
5% 9/1/32	1,100,000	1,209,406
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,070,460
Series 2013 B:
5% 7/1/26 (Pre-Refunded to 7/1/23 @ 100)	750,000	851,033
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,900,000	2,155,949
Series 2012:
5% 10/1/24	1,400,000	1,561,028
5% 6/1/27	1,000,000	1,079,720
5% 6/1/39	1,190,000	1,261,745

TOTAL WISCONSIN		47,622,239

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,694,536
TOTAL MUNICIPAL BONDS
(Cost $3,543,152,081)		3,599,164,978
	Shares	Value

Money Market Funds - 0.5%
Fidelity Tax-Free Cash Central Fund, 1.20% (f)(g)
(Cost $16,074,000)	16,072,393	16,074,000
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $3,559,226,081)		3,615,238,978
NET OTHER ASSETS (LIABILITIES) - 2.1%		79,412,080
NET ASSETS - 100%		$3,694,651,058

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,418,893 or 0.7% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$218,157
Total	$218,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,599,164,978	$--	$3,599,164,978	$--
Money Market Funds	16,074,000	16,074,000	--	--
Total Investments in Securities:	$3,615,238,978	$16,074,000	$3,599,164,978	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	27.5%
Health Care	22.1%
Transportation	17.2%
Electric Utilities	8.9%
Special Tax	5.6%
Water & Sewer	5.4%
Others* (Individually Less Than 5%)	13.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,543,152,081)	$3,599,164,978
Fidelity Central Funds (cost $16,074,000)	16,074,000
Total Investment in Securities (cost $3,559,226,081)		$3,615,238,978
Cash		55,324,548
Receivable for fund shares sold		4,407,791
Interest receivable		39,934,607
Distributions receivable from Fidelity Central Funds		24,169
Prepaid expenses		9,622
Receivable from investment adviser for expense reductions		631,955
Other receivables		11,186
Total assets		3,715,582,856
Liabilities
Payable for investments purchased on a delayed delivery basis	$12,242,254
Payable for fund shares redeemed	2,333,300
Distributions payable	4,921,086
Accrued management fee	1,090,140
Other affiliated payables	307,117
Other payables and accrued expenses	37,901
Total liabilities		20,931,798
Net Assets		$3,694,651,058
Net Assets consist of:
Paid in capital		$3,640,968,722
Undistributed net investment income		82,646
Accumulated undistributed net realized gain (loss) on investments		(2,413,207)
Net unrealized appreciation (depreciation) on investments		56,012,897
Net Assets, for 326,676,596 shares outstanding		$3,694,651,058
Net Asset Value, offering price and redemption price per share ($3,694,651,058 ÷ 326,676,596 shares)		$11.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2018 (Unaudited)
Investment Income
Interest		$58,756,954
Income from Fidelity Central Funds		217,556
Total income		58,974,510
Expenses
Management fee	$6,452,829
Transfer agent fees	1,512,813
Accounting fees and expenses	301,425
Custodian fees and expenses	13,486
Independent trustees' fees and expenses	7,692
Registration fees	93,727
Audit	39,744
Legal	4,959
Miscellaneous	14,056
Total expenses before reductions	8,440,731
Expense reductions	(3,954,114)
Total expenses after reductions		4,486,617
Net investment income (loss)		54,487,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,217,300)
Capital gain distributions from Fidelity Central Funds	601
Total net realized gain (loss)		(2,216,699)
Change in net unrealized appreciation (depreciation) on investment securities		(16,020,646)
Net gain (loss)		(18,237,345)
Net increase (decrease) in net assets resulting from operations		$36,250,548

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2018 (Unaudited)	Year ended January 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,487,893	$103,753,347
Net realized gain (loss)	(2,216,699)	14,800,741
Change in net unrealized appreciation (depreciation)	(16,020,646)	16,885,586
Net increase (decrease) in net assets resulting from operations	36,250,548	135,439,674
Distributions to shareholders from net investment income	(54,450,958)	(103,677,226)
Distributions to shareholders from net realized gain	(7,442,267)	(14,330,519)
Total distributions	(61,893,225)	(118,007,745)
Share transactions
Proceeds from sales of shares	661,296,547	1,185,580,313
Reinvestment of distributions	30,100,335	60,877,913
Cost of shares redeemed	(748,802,678)	(607,578,370)
Net increase (decrease) in net assets resulting from share transactions	(57,405,796)	638,879,856
Total increase (decrease) in net assets	(83,048,473)	656,311,785
Net Assets
Beginning of period	3,777,699,531	3,121,387,746
End of period	$3,694,651,058	$3,777,699,531
Other Information
Undistributed net investment income end of period	$82,646	$45,711
Shares
Sold	58,574,401	103,174,916
Issued in reinvestment of distributions	2,665,673	5,314,256
Redeemed	(66,340,189)	(53,049,241)
Net increase (decrease)	(5,100,115)	55,439,931

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$11.30	$11.77	$11.91	$11.18	$11.73
Income from Investment Operations
Net investment income (loss)A	.170	.352	.377	.401	.414	.425
Net realized and unrealized gain (loss)	(.057)	.139	(.408)	(.124)	.734	(.551)
Total from investment operations	.113	.491	(.031)	.277	1.148	(.126)
Distributions from net investment income	(.170)	(.352)	(.377)	(.401)	(.417)	(.424)
Distributions from net realized gain	(.023)	(.049)	(.062)	(.016)	(.001)	–
Total distributions	(.193)	(.401)	(.439)	(.417)	(.418)	(.424)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.31	$11.39	$11.30	$11.77	$11.91	$11.18
Total ReturnC,D	1.00%	4.38%	(.31)%	2.43%	10.45%	(1.03)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.03%G	3.06%	3.21%	3.46%	3.59%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$3,694,651	$3,777,700	$3,121,388	$3,069,030	$2,922,473	$2,259,927
Portfolio turnover rateH	19%G	17%	23%	9%	5%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2018

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$84,147,852
Gross unrealized depreciation	(27,885,921)
Net unrealized appreciation (depreciation)	$56,261,931
Tax cost	$3,558,977,047

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $333,687,728 and $350,062,383, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,043 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through March 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,929,800.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13,486.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $10,828.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Actual	.25%	$1,000.00	$1,010.00	$1.25
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SFB-SANN-0918
1.762414.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 25, 2018